Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	WESTPORT INNOVATIONS INC
Entity Central Index Key	0001370416
Document Type	40-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	55,294,091
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 188,958	$ 63,285
Short-term investments	26,902	4,274
Accounts receivable (note 5)	44,189	50,922
Inventories (note 6)	44,946	37,026
Prepaid expenses	6,641	6,462
Current portion of deferred income tax assets (note 20(b))	7,183	15
Other current assets (note 8)		2,034
Total current assets	318,819	164,018
Long-term investments (note 7)	19,118	26,307
Other assets (note 8)	1,852	1,994
Property, plant and equipment (note 9)	58,194	35,408
Intangible assets (note 10)	35,215	36,582
Deferred income tax assets (note 20(b))		933
Goodwill (note 11)	56,879	55,814
Total assets	490,077	321,056
Current liabilities:
Accounts payable and accrued liabilities (note 12)	48,509	49,251
Deferred revenue	1,254	478
Current portion of deferred income tax liabilities (note 20(b))	65
Loan payable (note 21)		19,409
Current portion of long-term debt (note 13)	28,566	20,568
Current portion of warranty liability (note 14)	2,072	1,187
Total current liabilities	80,466	90,893
Warranty liability (note 14)	4,308	3,214
Long-term debt (note 13)	52,156	65,577
Deferred revenue	5,215	2,876
Deferred income tax liabilities (note 20(b))	9,245	3,446
Other long-term liabilities (note 15)	2,606	2,460
Total liabilities	153,996	168,466
Share capital (note 17):
Authorized: Unlimited common shares, no par value Unlimited preferred shares in series, no par value Issued: 55,294,091 (2011 - 48,455,601) common shares	733,385	459,866
Other equity instruments	9,228	6,112
Additional paid in capital	6,384	4,499
Accumulated deficit	(429,932)	(331,158)
Accumulated other comprehensive income	17,016	13,271
Total shareholders' equity	336,081	152,590
Commitments and contingencies (notes 16 and 23)
Total liabilities and shareholders' equity	$ 490,077	$ 321,056

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Common shares, shares issued	55,294,091	48,455,601

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Consolidated Statements of Operations
Product revenue	$ 75,164	$ 128,914	$ 25,863
Parts revenue	2,351	3,468	2,784
Service and other revenue (note 22)	10,181	23,244	8,128
Total revenue	87,696	155,626	36,775
Cost of revenue and expenses:
Cost of product and parts revenue	67,093	102,486	23,993
Research and development (notes 18(d) and 19)	36,574	73,198	24,620
General and administrative (note 18(d))	22,738	44,811	15,030
Sales and marketing (note 18(d))	15,302	30,112	13,985
Foreign exchange loss (gain)	(13)	1,185	2,247
Depreciation and amortization	6,200	11,395	3,375
Bank charges, interest and other	917	737	446
Total cost of revenue and expenses	148,811	263,924	83,696
Loss before undernoted	(61,115)	(108,298)	(46,921)
Income from investment accounted for by the equity method (note 7)	16,498	16,190	7,585
Interest on long-term debt and amortization of discount	(2,998)	(5,354)	(3,323)
Interest and other income	661	426	938
Loss before income taxes	(46,954)	(97,036)	(41,721)
Income tax recovery (expense) (note 20):
Current	(1,028)	(2,147)	68
Deferred	2,188	409	(489)
Total income tax recovery (expense)	1,160	(1,738)	(421)
Net loss for the period	$ (45,794)	$ (98,774)	$ (42,142)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.96)	$ (1.83)	$ (1)
Weighted average common shares outstanding:
Basic and diluted (in shares)	47,933,348	54,072,513	42,305,889

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income (Loss)
Loss for the period	$ (45,794)	$ (98,774)	$ (42,142)
Other comprehensive income (loss):
Cumulative translation adjustment	(12,370)	3,745	7,414
Comprehensive loss	$ (58,164)	$ (95,029)	$ (34,728)

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income
Balance at Mar. 31, 2010	$ 83,292	$ 293,609	$ 9,825	$ 3,998	$ (242,367)	$ 18,227
Balance (in shares) at Mar. 31, 2010		38,494,475
Increase (Decrease) in Shareholders' Equity
Issue of common shares on exercise of stock options	3,298	5,115		(1,817)
Issue of common shares on exercise of stock options (in shares)		472,414
Issue of common shares on exercise of performance share units		3,239	(3,239)
Issue of common shares on exercise of performance share units (in shares)		241,825
Issue of common shares on exercise of warrants	9,509	13,853	(4,344)
Issue of common shares on exercise of warrants (in shares)		858,221
Cancellation of common shares	(895)	(895)
Cancellation of common shares (in shares)		(52,131)
Reclassification of fair value of expired warrants			(2,413)	2,413
Issue of common shares on public offering	121,756	121,756
Issue of common shares on public offering (in shares)	662,108	6,957,500
Share issue costs	(6,069)	(6,069)
Stock-based compensation	4,923		4,376	547
Net loss for the year	(42,142)				(42,142)
Other comprehensive income (loss)	7,414					7,414
Balance at Mar. 31, 2011	181,086	430,608	4,205	5,141	(284,509)	25,641
Balance (in shares) at Mar. 31, 2011		46,972,304
Increase (Decrease) in Shareholders' Equity
Issue of common shares on exercise of stock options	1,816	2,810		(994)
Issue of common shares on exercise of stock options (in shares)		225,845
Issue of common shares on exercise of performance share units		3,799	(3,799)
Issue of common shares on exercise of performance share units (in shares)		391,612
Issue of common shares in connection with acquisitions	23,052	23,052
Issue of common shares in connection with acquisitions (in shares)		915,021
Cancellation of common shares	(1,258)	(403)			(855)
Cancellation of common shares (in shares)		(49,181)
Issue of common shares on public offering (in shares)	568,276
Stock-based compensation	6,058		5,706	352
Net loss for the year	(45,794)				(45,794)
Other comprehensive income (loss)	(12,370)					(12,370)
Balance at Dec. 31, 2011	152,590	459,866	6,112	4,499	(331,158)	13,271
Balance (in shares) at Dec. 31, 2011		48,455,601
Increase (Decrease) in Shareholders' Equity
Issue of common shares on exercise of stock options	969	1,492		(523)
Issue of common shares on exercise of stock options (in shares)		93,044
Issue of common shares on exercise of performance share units		6,597	(6,597)
Issue of common shares on exercise of performance share units (in shares)		420,446
Issue of common shares on public offering	273,556	273,556
Issue of common shares on public offering (in shares)	513,490	6,325,000
Share issue costs	(8,126)	(8,126)
Stock-based compensation	12,121		9,713	2,408
Net loss for the year	(98,774)				(98,774)
Other comprehensive income (loss)	3,745					3,745
Balance at Dec. 31, 2012	$ 336,081	$ 733,385	$ 9,228	$ 6,384	$ (429,932)	$ 17,016
Balance (in shares) at Dec. 31, 2012		55,294,091

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Loss for the period	$ (45,794)	$ (98,774)	$ (42,142)
Items not involving cash:
Depreciation and amortization	6,200	11,395	3,375
Stock-based compensation expense	6,179	12,468	4,923
Deferred income tax expense (recovery)	(2,188)	(409)	489
Change in deferred lease inducements	(47)	(52)	(58)
Income from investment accounted for by the equity method	(16,498)	(16,190)	(7,585)
Accretion of long-term debt	1,016	2,094	1,992
Other	654	392	165
Changes in non-cash operating working capital:
Accounts receivable	(14,598)	6,733	3,919
Inventories	(2,051)	(7,920)	(1,927)
Prepaid expenses	(4,649)	179	(457)
Accounts payable and accrued liabilities	(857)	(742)	127
Deferred revenue	1,561	3,115	162
Warranty liability	2,751	1,979	(384)
Net cash provided by operating activities	(68,321)	(85,732)	(37,401)
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,123)	(30,363)	(3,171)
Purchase of intangible assets	(123)	(989)
(Purchase) sale of short-term investments, net	26,621	(22,520)	3,376
Repayment of loan payable		2,494
Increase in loan payable	29,080	2,450	18,961
Repayment of loan payable	(23,840)	(21,840)	(21,207)
Acquisitions, net of acquired cash (note 4)	(9,084)	(1,125)	(13,016)
Investment in equity interest (note 7)	(955)		(4,316)
Dividends received from joint venture	10,000	22,600	6,000
Net cash used in investing activities	18,576	(49,293)	(13,373)
Cash flows from financing activities:
Repayment of demand installment loan			(3,206)
Increase in operating lines of credit		4,245
Repayment on operating lines of credit	(3,240)	(3,118)
Repayment of short-term debt	(221)
Repayment of long-term debt	(53,057)	(6,725)	(117)
Issuance of subordinated debenture notes	34,345
Finance costs incurred	(1,392)
Proceeds from stock options exercised	1,816	969	3,298
Shares issued for cash		273,556	131,265
Share issuance costs		(8,126)	(6,069)
Net cash (used in) provided by financing activities	(21,749)	260,801	125,171
Effect of foreign exchange on cash and cash equivalents	3,246	(103)	3,116
Increase (decrease) in cash and cash equivalents	(68,248)	125,673	77,513
Cash and cash equivalents, beginning of period	131,533	63,285	54,020
Cash and cash equivalents, end of period	63,285	188,958	131,533
Supplementary information:
Interest paid	1,349	3,532	1,729
Taxes paid, net of refunds	1,472	1,982	842
Non-cash transactions:
Purchase of property, plant and equipment by assumption of capital lease obligation	34
Shares issued on exercise of performance share units	3,799	6,597	3,239
Cancellation of performance share units	1,258		895
Common shares issued in connection with acquisitions (note 4)	23,052
Contingent consideration payable in common shares in connection with acquisitions (note 4)	$ 428

Company organization and operations:	12 Months Ended
Dec. 31, 2012
Company organization and operations:
Company organization and operations:

1.              Company organization and operations:

Westport Innovations Inc. (the “Company”) was incorporated under the Business Corporations Act (Alberta) on March 20, 1995.

The Company is a provider of high-performance, low-emission engine and fuel system technologies utilizing gaseous fuels. Its technology and products enable light (<5.9-litre), medium (5.9- to 8.9-litre), heavy-duty (11- to 16-litre) and high horsepower (>16-litre) petroleum-based fuel engines to use primarily natural gas, giving users a cleaner, more plentiful and generally less expensive alternative fuel.

The Company is focused on developing technology to enable more environmentally sustainable engines without compromising the performance, fuel economy, durability and reliability of diesel engines.  The substitution of natural gas for petroleum-based fuel drives a significant reduction in harmful combustion emissions, such as nitrogen oxides, particulate matter and greenhouse gas, in addition to providing an abundant, relatively inexpensive alternative fuel.  The Company’s systems can be used to enable combustion engines to use gaseous fuels, such as natural gas, propane or hydrogen.  The Company’s research and development effort and investment have resulted in a substantial patent portfolio that serves as the foundation for its differentiated technology offerings and competitive advantage.

Significant accounting policies:	12 Months Ended
Dec. 31, 2012
Significant accounting policies:
Significant accounting policies:

2.              Significant accounting policies:

(a)         Basis of presentation:

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and variable interest entities (“VIEs”) for which the Company is considered the primary beneficiary. All Intercompany balances and transactions have been eliminated on consolidation.

Interests in variable interest entities are consolidated by the Company if the Company is the primary beneficiary thereof.

In its’ previously filed annual and the interim financial statements in fiscal 2012 and 2011, the Company had identified Cummins Westport Inc. (“CWI”) as a variable interest entity and the Company’s interest as being that of the primary beneficiary upon adoption of ASU 2009-17 effective April 1, 2010. As a result, the Company consolidated CWI on a line by line basis in its consolidated financial statements reflecting its financial position, results of operations and cash flows.

Based on the Company’s ongoing review and adoption of the applicable accounting guidance in ASU 2009-17 and related interpretations, the Company concluded that the presentation of CWI under the equity method is more appropriate as CWI continues to be a VIE but there is no primary beneficiary. Accordingly, commencing with the annual report for the year ended December 31, 2012, the Company is recording the results of CWI using the equity method and has restated its consolidated financial statements for the nine month period ended December 31, 2011 and the year ended March 31, 2011 on a similar basis. This restatement did not affect the reported amounts of net loss, loss per share or shareholders’ equity but has impacted certain amounts disclosed. The Company’s interest in the net assets of CWI is now presented net on a single line in other long term investments on the balance sheet and the Company’s share of net earnings of CWI is reflected in income from investments accounted for by the equity method on statement of operations. The assets, liabilities, revenues and expenses of CWI previously included on the balance sheet and statement of operations on a line by line basis are summarized in note 7(b). There was no cumulative effect from adoption of ASU 2009-17 at April 1, 2010.

These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

(b)         Foreign currency translation:

The Company’s reporting currency for its consolidated financial statement presentation is the United States dollar.  The functional currency of the Company’s operations is the Canadian dollar except for OMVL and Emer which use the Euro and AFV which uses the Swedish Krona.  The Company translates financial statements denominated in a foreign currency into the reporting currency using the current rate method. All assets and liabilities are translated using the period end exchange rates.  Shareholders’ equity balances are translated using a weighted average of historical exchange rates.  Revenues and expenses are translated using the monthly average rate for the period. All resulting exchange differences are recognized in other comprehensive income.

Transactions that are denominated in currencies other than the functional currency of the Company or its subsidiaries are translated at the rate in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated at the exchange rate in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the statement of operations, except for the translation gains and losses arising from available-for-sale instruments, which are recorded through other comprehensive income until realized through disposal or impairment.

Except as otherwise noted, all amounts in these financial statements are presented in U.S. dollars. The year-end exchange rate of the Canadian dollar as at December 31, 2012 was $0.99 (December 31, 2011 - $1.02), and the average exchange rate for the year ended December 31, 2012 was $1.00 (nine month period ended December 31, 2011 - $1.01; year ended March 31, 2011 - $0.98). The year-end exchange rate of the Euro as at December 31, 2012 was 1.32 (December 31, 2011 - 1.30), and the average exchange rate for the year ended December 31, 2012 was 1.29 (nine month period ended December 31, 2011 – 1.40; July 2, 2010 to March 31, 2011 - 1.34). The year-end exchange rate of the Swedish Krona as at December 31, 2012 was 0.15 (December 31, 2011 - 0.15) and the average exchange rate for the year ended December 31, 2012 was 0.15 (October 12, 2011 to December 31, 2011 – 0.15).

(c)          Cash and cash equivalents:

Cash and cash equivalents includes cash, term deposits, bankers acceptances and guaranteed investment certificates with maturities of ninety days or less when acquired.  Cash equivalents are considered as held for trading and recorded at fair value with changes in fair value recognized in the consolidated statements of operations.

(d)         Short-term investments:

Short-term investments, consisting of investment grade commercial paper, banker acceptances, bearer deposit notes, guaranteed investment certificates and other term deposits, are considered available for sale and recorded at fair value with changes in fair value recognized in accumulated other comprehensive income until realized.  A decline in value that is considered other than temporary is recognized in net loss for the period.

(e)          Accounts and loans receivable:

Accounts receivable and loans receivable are measured at amortized cost.  An allowance for doubtful accounts is recorded based on a review of specific accounts deemed uncollectible.  Account balances are charged against the allowance in the period in which it is considered probable that the receivable will not be recovered.

Short-term investments, consisting of investment grade commercial paper, banker acceptances, bearer deposit notes, guaranteed investment certificates and other term deposits, are considered available for sale and recorded at fair value with changes in fair value recognized in accumulated other comprehensive income until realized.  A decline in value that is considered other than temporary is recognized in net loss for the period.

(f)           Inventories:

The Company’s inventories consist of the Company’s fuel system products (finished goods), work-in-progress, purchased parts and assembled parts. Inventories are recorded at the lower of cost and net realizable value.  Cost is determined based on the lower of weighted average cost and net realizable value.  The cost of fuel system product inventories, assembled parts and work-in-progress includes materials, labour and production overhead including depreciation.  An inventory obsolescence provision is provided to the extent cost of inventory exceeds net realizable value.  In establishing the amount of the inventory obsolescence provision, management estimates the likelihood that inventory carrying values will be affected by changes in market demand and technology, which would make inventory on hand obsolete.

(g)          Property, plant and equipment:

Property, plant and equipment are stated at cost.  Depreciation is provided as follows:

Assets	Basis	Rate

Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 – 10 years
Leasehold improvements	Straight-line	Lease term

(h)         Long-term investments:

The Company accounts for investments in which it has significant influence, including VIE’s for which the Company is not the primary beneficiary, using the equity basis of accounting. Under the equity method, the Company recognizes its share of income from equity accounted for investees in the statement of operations with a corresponding increase in long-term investments. Any dividends paid or payable are credited against long-term investments.

(i)             Financial liabilities:

Accounts payable and accrued liabilities, short-term debt and long-term debt are measured at amortized cost.  Transaction costs relating to long-term debt are deferred in other assets on initial recognition and are amortized using the effective interest rate method.

(j)            Research and development costs:

Research and development costs are expensed as incurred and are recorded net of government funding received or receivable.

(k)         Government assistance:

The Company periodically applies for financial assistance under available government incentive programs, which is recorded in the period it is received or receivable.  Government assistance relating to the purchase of property, plant and equipment is reflected as a reduction of the cost of such assets.  Government assistance related to research and development activities is recorded as a reduction of the related expenditures.

(l)             Intangible assets:

Intangible assets consist primarily of the cost of intellectual property, trademarks, technology, customer contracts and non-compete agreements.  Intangible assets are amortized over their estimated useful lives, which range from 5 to 20 years.

(m)     Impairment of long-lived assets:

The Company reviews its long-lived assets for impairment, including property, plant and equipment and intellectual property, to be held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  If such conditions exist, assets are considered impaired if the sum of the undiscounted expected future cash flows expected to result from the use and eventual disposition of an asset is less than its carrying amount.  An impairment loss is measured at the amount by which the carrying amount of the asset exceeds its fair value.  When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value.

(n)         Goodwill impairment:

Goodwill is not amortized and instead is tested at least annually for impairment, or more frequently when events or changes in circumstances indicate that goodwill might be impaired. This impairment test is performed annually at November 30.

A two-step test is used to identify a potential impairment and to measure the amount of impairment, if any.  The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill.  If the fair value of the reporting unit exceeds its carrying amount, goodwill is considered not impaired; otherwise, goodwill is impaired and the loss is measured by performing step two.  Under step two, the impairment loss is measured by comparing the implied fair value of the reporting unit goodwill with the carrying amount of goodwill.

Fair value is determined using widely accepted valuation techniques, including discounted cash flows and market multiple analyses. These types of analyses contain uncertainties because they require management to make assumptions and to apply judgment to estimate industry economic factors and the profitability of future business strategies. It is the Company’s policy to conduct impairment testing based on its current business strategy in light of present industry and economic conditions, as well as its future expectations.

Goodwill is recorded at the time of purchase for the excess of the amount of the purchase price over the fair values of the assets acquired and liabilities assumed. Future adverse changes in market conditions or poor operating results of underlying assets could result in losses or an inability to recover the carrying value of the goodwill, thereby possibly requiring an impairment charge.

(o)         Warranty liability:

Estimated warranty costs are recognized at the time the Company sells its products and are included in cost of revenue.  The Company provides warranty coverage on products sold for a period of two years from the date the products are put into service by customers.  Warranty liability represents the Company’s best estimate of warranty costs expected to be incurred during the warranty period.  Furthermore, the current portion of warranty liability represents the Company’s best estimate of the costs to be incurred in the next twelve-month period.  The Company uses historical failure rates and cost to repair defective products together with known information to estimate the warranty liability.  New product launches require a greater use of judgment in developing estimates until claims experience becomes available.  Product specific experience is typically available four or five quarters after product launch, with a clear experience trend not evident until eight to twelve quarters after launch.  The Company records warranty expense for new products upon shipment using a factor based upon historical experience from previous engine generations in the first year, a blend of actual product and historical experience in the second year and product specific experience thereafter.  The amount payable by the Company and the timing will depend on actual failure rates and cost to repair failures of its products.  Since a number of the Company’s products are new in the market, historical data may not necessarily reflect actual costs to be incurred and may result in significant fluctuations in the warranty liability.

(p)         Extended warranty:

The Company sells extended warranty contracts that provide coverage in addition to the basic two-year coverage.  Proceeds from the sale of these contracts are deferred and amortized over the extended warranty period commencing at the end of the basic warranty period.  On a periodic basis, management reviews the estimated warranty costs expected to be incurred related to these contracts and recognizes a loss to the extent such costs exceed the related deferred revenue.

(q)         Revenue recognition:

Product and parts revenue is recognized when the products are shipped and title passes to the customer. Revenue also includes fees earned from performing research and development activities for third parties, as well as technology license fees from third parties. Revenue from research and development activities is recognized as the services are performed. Revenue from technology license fees is recognized over the duration of the licensing agreement. Amounts received in advance of the revenue recognition criteria being met are recorded as deferred revenue.

The Company also earns service revenue from certain research and development arrangements under which the Company provides contract services relating to developing natural gas engines or biogas engines for use in customer products.  Service revenue is recognized using the milestone method upon completion of project milestones as defined and agreed to by the Company and its customers.  The Company recognizes consideration earned from the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved.  The payment associated with each milestone relates solely to past performance and is deemed reasonable upon consideration of deliverables and the payment terms within the contract.

When an arrangement includes multiple deliverables, the Company allocates the consideration to each separate deliverable (unit of accounting) based on relative selling prices.  A separate unit of accounting is identified if the delivered item(s) have standalone value and the delivery or performance of undelivered items is considered probable and within the control of the Company.  Revenue for each unit of account is recognized in accordance with the above revenue recognition principles.

(r)            Income taxes:

The Company uses the asset and liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are determined based on temporary differences between the accounting and tax basis of the assets and liabilities and for loss carry forwards and are measured using the tax rates expected to apply when these tax assets and liabilities are recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes income tax laws that have been enacted at the balance sheet date.  A valuation allowance is provided to reduce the deferred income tax assets if, based upon available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized.

Tax credits, including investment tax credits and research and development credits, are recognized in income tax expense in the same year in which the related expenditures are charged to earnings or loss, provided there is reasonable assurance the benefits will be realized.

Accounting changes:	12 Months Ended
Dec. 31, 2012
Accounting changes:
Accounting changes:

3.              Accounting changes:

(a)         Adoption of new accounting standards:

Fair value measurements:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updated (“ASU”) No. 2011-04, Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, (“ASU 2011-04”). ASU 2011-04 changes the language used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively.  This update was effective for the Company on January 1, 2012.  The adoption of this update did not have a material impact on the Company’s consolidated financial statement note disclosures.

Comprehensive income:

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, (“ASU 2011-05”).  ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  In December 2011, the FASB issued ASU No. 2011-12 (“ASU 2011-12”), which defers certain requirements within ASU 2011-05.  These amendments are being made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income in all periods presented.  This new guidance is to be applied retrospectively.  This update was effective for the Company on January 1, 2012.  The adoption of this update did not have a material impact on the Company’s consolidated financial statements.

Intangibles – goodwill and other:

In September 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350) - Testing Goodwill for Impairment (“ASU 2011-08”), which allows an entity to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value.  If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test.  Otherwise, the two-step goodwill impairment test is not required. This update was effective for the Company on January 1, 2012.  The adoption of this update did not have a material impact on the Company’s goodwill impairment test and the Company’s consolidated financial statement note disclosures.

(b)         New accounting pronouncements:

Balance sheet:

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”).  ASU 2011-11 enhances disclosures regarding financial instruments and derivative instruments. Entities are required to provide both net information and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS.  This new guidance is to be applied retrospectively and is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods.  The Company anticipates that the adoption of this standard will expand its consolidated financial statement note disclosures.

Business combinations:	12 Months Ended
Dec. 31, 2012
Business combinations:
Business combinations:

4.              Business combinations:

(a)         Acquisition of Emer:

On July 1, 2011, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of Emer from the seller.  The fair value of the consideration for the acquisition was $39,706.  Westport paid cash of $17,607 on closing and issued 881,860 common shares with a value of $22,099 based on the NASDAQ closing price of the Company’s shares on July 1, 2011 of $25.06.  The Company also assumed approximately $77,000 in existing net debt of Emer. Post-closing, Westport repaid approximately $36,300 of the debt, leaving approximately $40,700 in debt on the consolidated balance sheet as of July 1, 2011.

The acquisition was accounted for as a business combination using the purchase method.  The results of Emer have been included in the consolidated financial statements of the Company from July 1, 2011.

The Company obtained an independent third-party valuation of inventories, property and equipment, and intangible assets. The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Property, plant and equipment	$17,644
Other tangible assets, including cash of $11,073	60,532
Intangible assets subject to amortization over 5 to 20 years	32,954
Goodwill	50,774

Total assets acquired	161,904
Less:
Long-term debt	(83,272)
Other liabilities	(38,926)

Total net assets acquired	$39,706

Consideration:
Cash	$17,607
Common shares	22,099

$39,706

The foreign exchange rate used to translate Euro denominated net assets acquired, liabilities assumed and purchase consideration into U.S. dollars was 1.45 based on the July 1, 2011 closing rate.

The Company recognized goodwill associated with the transaction of $50,774. Goodwill includes the value of the assembled work force and expected synergies including access to markets and supply chain integration. Goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for Emer of $31,831 and $1,924, respectively, from July 1, 2011 to December 31, 2011.  Had the Company acquired Emer on April 1, 2011, consolidated pro forma revenue and net loss for the nine-month period ended December 31, 2011 would have been $247,216 (year ended March 31, 2011 - $219,609) and $54,927 (year ended March 31, 2011 - $31,322), respectively, not including the financial results of AFV (note 4(b)).

The Company incurred acquisition related expenses of $1,683 during the nine months ended December 31, 2011, which have been recorded in general and administrative expenses in the consolidated statements of operations.

(b)         Acquisition of AFV:

On October 11, 2011, the Company acquired, through its wholly owned subsidiary Westport Light Duty Canada Inc., 100% of the outstanding shares of AFV.  The fair value of the consideration for the acquisition was $3,939.  Westport paid cash of $2,558 on closing and issued 33,161 common shares with a value of $953 based on the TSX closing price of the Company’s shares on October 11, 2011 of $28.74 (CDN$29.56).  There is also a contingent earn-out, which will be settled in Westport shares if AFV achieves certain performance targets by December 31, 2014.

The Company also assumed approximately $1,087 in existing debt of AFV.  Upon closing, Westport settled $420 of the debt, leaving approximately $667 in debt on the consolidated balance sheet as of October 11, 2011.

The acquisition was accounted for as a business combination using the purchase method. The results of AFV have been included in the consolidated financial statements of the Company from October 11, 2011.

The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets, including cash of $8	$2,161
Intangible assets subject to amortization over 8 years	2,638
Goodwill	2,701

Total assets acquired	7,500
Less: total liabilities	(3,561)

Total net assets acquired	$3,939

Consideration:
Cash	$2,558
Common shares	953
Contingent consideration payable	428

$3,939

The foreign exchange rate used to translate net assets acquired, liabilities assumed and purchase consideration from Swedish Krona into U.S. dollars was 6.6712 based on the October 11, 2011 closing rate.

The Company recognized goodwill associated with the transaction of $2,701. Goodwill includes the value of the assembled work force and expected synergies including access to markets and product know-how. Goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for AFV of $2,566 and $191, respectively, from October 11, 2011 to December 31, 2011.  Had the Company acquired AFV on April 1, 2011, consolidated pro forma revenue and net loss for the nine months ended December 31, 2011 would have been $201,707 (year ended March 31, 2011 - $148,062) and $43,064 (year ended March 31, 2011 - $42,724), respectively, not including the financial results of Emer (note 4(a)).

The Company incurred acquisition related expenses of $93 during the nine months ended December 31, 2011, which have been recorded in general and administrative expenses in the consolidated statements of operations.

(c)          Acquisition of AEC:

On March 20, 2012, the Company acquired, through its wholly owned subsidiary, Westport Innovations (Australia) Pty Ltd., certain assets of AEC. Based in Perth, Australia, AEC specializes in research, development and production of patented electronic fuel injection and engine management technologies that enable vehicle engines to operate on natural gas.

The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets	$685
Intangible assets subject to amortization over 8 years	832

Total assets acquired	1,517
Less: total liabilities	(392)

Total net assets acquired	$1,125

The Company paid cash totaling $1,125 (AUD$1,082) for the acquisition. The Company also assumed AEC’s Australian leased facility and approximately ten of AEC’s employees.  The acquisition was accounted for as a business combination using the purchase method.

The foreign exchange rate used to translate Australian dollar denominated assets acquired, liabilities assumed and purchase consideration into U.S. dollars was 1.04 based on the March 20, 2012 closing rate.

The Company incurred acquisition related expenses of $280 during the year ended December 31, 2012, which have been recorded in general and administrative expenses in the consolidated statement of operations.

The Company has determined that the acquisition of AEC was a non-material business combination. As such, pro forma disclosures are not required.

Accounts receivable:	12 Months Ended
Dec. 31, 2012
Accounts receivable:
Accounts receivable:

5.              Accounts receivable:

	December 31, 2012	December 31, 2011

Customer trade receivable	$39,754	$43,181
Government funding receivable	541	582
Due from joint venture (note 21)	2,127	416
Other receivables	1,916	7,528
Income taxes receivable	172	—
Allowance for doubtful accounts	(321)	(785)

	$44,189	$50,922

Inventories:	12 Months Ended
Dec. 31, 2012
Inventories:
Inventories:

6.              Inventories:

	December 31, 2012	December 31, 2011

Purchased parts	$25,454	$19,989
Assembled parts	4,870	4,198
Work-in-process	7,516	6,994
Finished goods	7,385	6,360
Obsolescence provision	(279)	(515)

	$44,946	$37,026

Long-term investments:	12 Months Ended
Dec. 31, 2012
Long-term investments:
Long-term investments:

7.              Long-term investments:

	December 31, 2012	December 31, 2011

Weichai Westport Inc. (a)	$11,275	$7,732
Cummins Westport Inc. (b)	7,138	17,792
Other equity accounted for investees	705	783

	$19,118	$26,307

(a)         Weichai Westport Inc.:

On July 3, 2010, the Company invested $4,316 under an agreement with Weichai Power Co. Ltd. and Hong Kong Peterson (CNG) Equipment Ltd. to form Weichai Westport Inc. (“WWI”).  On October 11, 2011, the Company invested an additional $955 in WWI.  The Company has a 35% equity interest in WWI.

For the year ended December 31, 2012, the Company recognized its share of WWI’s income of $2,881 (nine months ended December 31, 2011 - $1,438; year ended March 31, 2011 - $997), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of WWI as of and for the periods presented are as follows:

	December 31, 2012	December 31, 2011

Current assets:
Cash and short-term investments	$1,145	$3,073
Accounts receivable	21,512	10,005
Inventory	55,109	23,903
Other current assets	1,053	751
Long-term assets	8,178	4,179

	$86,997	$41,911

	December 31, 2012	December 31, 2011

Current liabilities:
Accounts payable and accrued liabilities	$49,125	$20,567
Other current liabilities	12,055	4,248

Total liabilities	$61,180	$24,815

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Product revenue	$272,086	$84,917	$53,127

Cost of revenue and expenses:
Cost of product revenue	234,266	70,345	43,130
Operating expenses	28,055	9,693	6,624
	262,321	80,038	49,754

Income before income taxes	9,765	4,879	3,373

Income tax expense:
Current	1,536	1,364	528

Income for the period	$8,229	$3,515	$2,845

(b)         Cummins Westport Inc.:

The Company entered into a joint venture with Cummins on March 7, 2001.  On December 16, 2003, the Company and Cummins amended the joint venture agreement (“JVA”) focusing CWI on developing markets for alternative fuel engines.  In addition, the two companies signed a Technology Partnership Agreement that creates a flexible arrangement for future technology development between Cummins and the Company.

The Company has determined that CWI is a variable interest entity. Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary.

On February 20, 2012, the JVA was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties have revised certain economic terms of the JVA.

Under the prior JVA, CWI had a global exclusive right to design, engineer, and market mid-range on-road spark-ignited natural gas engines based on Cummins diesel engines manufactured in Cummins facilities. The Company and Cummins have agreed in the amended and restated JVA to focus CWI’s future product development on North American markets including engines for on-road applications between the displacement range of 5.9 litres through 12 litres and to have these engines manufactured in Cummins North American plants.

(b)         Cummins Westport Inc. (continued):

The joint venture will now have a term of ten years and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of, one of the parties.

Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the new JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has not historically provided and does not intend to provide financial or other support to CWI that the Company is not previously contractually required to provide.

For the year ended December 31, 2012, the Company recognized its share of CWI’s income of $13,232 (nine months ended December 31, 2011 - $12,958; year ended March 31, 2011 - $7,785), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of CWI as of and for the periods presented are as follows (amounts as at December 31, 2011 and for the nine months ended December 31, 2011 and the year ended March 31, 2011 had previously been consolidated and in 2012 have been retrospectively deconsolidated as described in note 2(a)):

	December 31, 2012	December 31, 2011

Current assets:
Cash and short-term investments	$44,371	$17,403
Accounts receivable	6,995	4,717
Loan receivable	—	38,818
Current portion of deferred income tax assets	7,304	6,432
Other current assets	225	89
Long-term assets
Property, plant and equipment	896	835
Deferred income tax assets	9,786	4,142

Total assets	$69,577	$72,436

	December 31, 2012	December 31, 2011

Current liabilities:
Current portion of warranty liability	$13,317	$11,791
Current portion of deferred revenue	3,862	2,668
Accounts payable and accrued liabilities	7,274	5,878
	24,453	20,337

Long-term liabilities:
Warranty liability	17,501	8,039
Deferred revenue	9,968	7,451
Other long-term liabilities	1,312	644
	28,781	16,134

Total liabilities	$53,234	$36,471

(b)         Cummins Westport Inc. (continued):

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Product revenue	$161,741	$114,518	$84,612
Parts revenue	36,274	24,326	26,675
	198,015	138,844	111,287

Cost of revenue and expenses:
Cost of product and parts revenue	136,575	78,837	66,989
Research and development	12,114	6,720	10,043
General and administrative	1,417	796	1,181
Sales and marketing	12,541	9,659	7,675
Foreign exchange loss (gain)	(18)	(2,023)	160
Bank charges, interest and other	472	369	299
	163,101	94,358	86,347

Income before undernoted	34,914	44,486	24,940

Interest and investment income	530	297	284

Income before income taxes	35,444	44,783	25,224

Income tax recovery (expense):
Current	(16,362)	(18,602)	(8,954)
Deferred	6,517	1,775	(272)
	(9,845)	(16,827)	(9,226)

Income for the period	25,599	27,956	15,998

Income attributable to Joint Venture Partner	(12,367)	(13,978)	(7,999)

Income attributable to the Company	$13,232	$13,978	$7,999

Other assets:	12 Months Ended
Dec. 31, 2012
Other assets:
Other assets:

8.              Other assets:

	December 31, 2012	December 31, 2011

Note receivable (a)	$—	$2,446
Deferred financing charges (b)	902	1,323
Other	950	259
	1,852	4,028
Current portion	—	(2,034)
	$1,852	$1,994

(a)         On October 15, 2010, the Company entered into a Note and Warrant Purchase Agreement (the “Agreement”) with a private energy company based in the United States to fund operating and capital expenditures related to infrastructure development activities.

Under the Agreement, the Company loaned $2,200 and received 1,427,179 warrants representing 20% of the current outstanding shares to purchase common shares at $0.10 per share for a period of five years.  The loan bore interest at 12.5%, and was payable on maturity dates ranging from October 15, 2012 to October 20, 2013.  The value of the warrants was nominal at the time of issue.

On February 29, 2012, the total loan principal and accrued interest of $2,494 was repaid in full by the counterparty, and the warrants were terminated.

(b)         Financing charges incurred on the issuance of subordinated debentures (note 13(a)) have been deferred and are being amortized into income over the term of the debentures using the effective interest rate method.

Property, plant and equipment:	12 Months Ended
Dec. 31, 2012
Property, plant and equipment:
Property, plant and equipment:

9.              Property, plant and equipment:

December 31, 2012	Cost	Accumulated amortization	Net book value

Land and buildings	$575	$64	$511
Computer equipment and software	11,529	8,140	3,389
Furniture and fixtures	4,032	1,913	2,119
Machinery and equipment	80,667	34,219	46,448
Leasehold improvements	15,602	9,875	5,727

	$112,405	$54,211	$58,194

December 31, 2011	Cost	Accumulated amortization	Net book value

Land and buildings	$668	$124	$544
Computer equipment and software	8,903	7,246	1,657
Furniture and fixtures	2,072	1,602	470
Machinery and equipment	54,156	27,288	26,868
Leasehold improvements	14,930	9,061	5,869

	$80,729	$45,321	$35,408

As at December 31, 2012, equipment with a cost of $16,532 (December 31, 2011 - $15,448) and a net book value of $2,587 (December 31, 2011 - $3,662) is held under capital lease.

Depreciation expense for the year ended December 31, 2012 was $8,131 (nine months ended December 31, 2011 - $4,394; year ended March 31, 2011 - $2,783).

Intangible assets:	12 Months Ended
Dec. 31, 2012
Intangible assets:
Intangible assets:

10.         Intangible assets:

December 31, 2012	Cost	Accumulated amortization	Net book value

Patents and trademarks	$20,192	$1,758	$18,434
Technology	6,961	1,901	5,060
Customer contracts	14,404	2,709	11,695
Non-compete agreement	44	18	26

	$41,601	$6,386	$35,215

December 31, 2011	Cost	Accumulated amortization	Net book value

Patents and trademarks	$19,508	$727	$18,781
Technology	6,380	1,122	5,258
Customer contracts	13,334	815	12,519
Non-compete agreement	37	13	24

	$39,259	$2,677	$36,582

Goodwill:	12 Months Ended
Dec. 31, 2012
Goodwill:
Goodwill:

11.       Goodwill:

A continuity of goodwill is as follows:

	December 31, 2012	December 31, 2011

Balance, beginning of period	$55,814	$8,202
Acquisition of Emer (note 4(a))	—	50,774
Acquisition of AFV (note 4(b))	—	2,701
Impact of foreign exchange	1,065	(5,863)

Balance, end of period	$56,879	$55,814

Accounts payable and accrued liabilities:	12 Months Ended
Dec. 31, 2012
Accounts payable and accrued liabilities:
Accounts payable and accrued liabilities:

12.       Accounts payable and accrued liabilities:

	December 31, 2012	December 31, 2011

Trade accounts payable	$37,956	$37,651
Accrued payroll	8,539	8,157
Accrued interest	961	1,233
Income taxes payable	876	1,311
Due to joint venture and other payables	177	899

	$48,509	$49,251

Long-term debt:	12 Months Ended
Dec. 31, 2012
Long-term debt:
Long-term debt:

13.       Long-term debt:

	December 31, 2012	December 31, 2011

Subordinated debenture notes (a)	$36,185	$35,398
Long-term payable (b)	9,836	9,330
Senior financing (c)	18,812	24,871
Senior revolving financing (c)	13,185	11,360
Other bank financing (d)	1,171	2,557
Capital lease obligations (e)	1,533	2,629
	80,722	86,145

Current portion	(28,566)	(20,568)

	$52,156	$65,577

(a)         On September 23, 2011, the Company raised $36,185 (CDN$36,000) through the issuance of debentures to Macquarie Private Wealth Inc. (“Macquarie”) on a private placement basis.

The debentures are unsecured and subordinated to senior indebtedness, mature on September 22, 2014, and bear interest at 9% per annum, payable in cash semi-annually in arrears on March 15 and September 15 of each year during the term, which commenced on March 15, 2012.

The debentures are redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures on or before March 22, 2013.  After March 22, 2013 and before maturity, the debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount.

The Company paid to Macquarie a cash commission equal to 3.85% of the gross proceeds of the offering totaling $1,460, which is included in other assets (note 8) and amortized over the term of the debentures.

(b)         On July 2, 2010, the Company acquired OMVL for $25,711.  A portion of the purchase price amounting to $10,021 (€7,600) is payable on the third anniversary of the closing date.  This amount is non-interest bearing and was discounted at market rates of interest on the acquisition date.  The difference between the carrying value of this liability and the principal amount is accreted to the principal amount using the effective interest rate of 3.72% over the term to maturity.  The amount outstanding is denominated in Euros, exposing the Company to foreign exchange changes.  The amount is guaranteed to the sellers of OMVL by Banca Intesa S.p.A with a cross guarantee from the Bank of Montreal with a letter of credit for $10,618 (CDN$10,564).

(c)          The senior financing agreement bears interest at the 6-month Euribor plus 1.7% or a rate of 2.0% as at December 31, 2012 and its carrying value is recorded at amortized cost using the effective interest rate method.  The principal repayment schedule of the remaining senior financing is as follows for the years ended December 31:

2013	$3,718
2014	4,090
2015	4,461
2016	4,647
2017	2,324
$19,240

The senior revolving financing facility bears interest at the 6-month Euribor plus 2.2% or a rate of 2.5% as at December 31, 2012 and will be repaid through one principal payment of $13,185 (€10,000) on September 30, 2017.

The Company has pledged its interest in Emer as a general guarantee for its senior financing and senior revolving financing.

Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants.  As of December 31, 2012, the Company is in compliance with all covenants under the financing arrangements.

(d)         Other bank financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 1.01% to 8.00% and are payable on maturity dates ranging from June 23, 2013 to June 23, 2017.

(e)          The Company has capital lease obligations that have initial terms of three to five years at interest rates ranging from 3.07% to 7.32%.  The capital lease obligations require the following minimum annual payments during the respective fiscal years:

2013	$836
2014	418
2015	276
2016	34
2017	2
1,566
Amount representing interest	(33)
$1,533

(f)           The Company has a credit facility for maximum borrowings of CDN$30,000.  The credit facility is governed by a margin requirement limiting such borrowings to a calculated amount based on cash and investments held with the creditor.  Borrowings may be drawn in the form of direct borrowings, letters of credit, foreign exchange forward contracts and overdraft loans.  Outstanding amounts on direct borrowings and overdraft loans drawn under this credit facility bear interest at the prime rate, and letters of credit bear interest at 0.75% per annum.  As at December 31, 2012 and 2011, no amounts of this credit facility were drawn.

Warranty liability:	12 Months Ended
Dec. 31, 2012
Warranty liability:
Warranty liability:

14.       Warranty liability:

A continuity of the warranty liability is as follows:

	December 31, 2012	December 31, 2011	March 31, 2011

Balance, beginning of period	$4,401	$1,314	$1,769
Warranty claims	(3,099)	(1,395)	(2,124)
Warranty accruals	5,303	4,530	1,740
Impact of foreign exchange	(225)	(48)	(71)
Balance, end of period	$6,380	$4,401	$1,314
Current portion	(2,072)	(1,187)	(154)
Long-term portion	4,308	3,214	1,160

Other long-term liabilities:	12 Months Ended
Dec. 31, 2012
Other long-term liabilities:
Other long-term liabilities:

15.       Other long-term liabilities:

	December 31, 2012	December 31, 2011

Severance indemnity (a)	$1,681	$1,914
Contingent consideration payable related to AFV acquisition (b)	856	428
Deferred lease inducements	69	118

	$2,606	$2,460

(a)         Italian law requires companies to make a mandatory termination payment to employees.  It is paid, as a lump sum, when the employment ends for any reason such as retirement, resignation or layoff.  The severance indemnity liability is calculated in accordance with local civil and labour laws based on each employee’s length of service, employment category and remuneration.  There is no vesting period or funding requirement associated with the liability.  The liability recorded in the consolidated balance sheet is the amount that the employee would be entitled to if the employee terminates immediately.  This liability for severance indemnities relates primarily to the Company’s employees in Italy.

(b)         The total purchase price to acquire AFV also includes earn-out payments payable in the Company’s shares and tied to revenue and production milestones to be achieved no later than December 31, 2014. This contingent consideration is estimated to have a fair value of $442 as at December 31, 2012 (December 31, 2011 - $428).

The Company also records compensation expense relating to two employees of AFV who receive earn-out payments in the Company’s shares that are tied to revenue and production milestones to be achieved no later than December 31, 2014 and contingent upon continuing employments. This contingent consideration is estimated to have a fair value of $414 as at December 31, 2012 (December 31, 2011 - nil).

Government assistance:	12 Months Ended
Dec. 31, 2012
Government assistance:
Government assistance:

16.       Government assistance:

From time to time, the Company enters into agreements for financial assistance with government agencies.  During the year ended December 31, 2012, nine months ended December 31, 2011 and the year ended March 31, 2011, government assistance of $842, $604 and $982, respectively, was received or receivable by the Company, which has been recorded as a reduction of the related research and development expenditures (note 19).

Under the terms of an agreement with the Industry Canada’s Industrial Technologies Office (“ITO”), from April 1, 2008 to March 31, 2015, inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,357 (CDN$1,350) or 0.33% of the Company’s annual revenue provided that gross revenue exceeds $13,569 (CDN$13,500) in any of the aforementioned fiscal years. The royalty payment period may be extended until the earlier of March 31, 2018 or until cumulative royalties total $28,345 (CDN$28,200). For the year ended December 31, 2012, $1,350 (nine months ended December 31, 2011 - $1,327; year ended March 31, 2011 - $1,392) in royalties have been paid or are payable of which $1,350 (December 31, 2011 - $996) remains accrued in accounts payable and accrued liabilities as at December 31, 2012. As at December 31, 2012, cumulative royalties of CDN$5,400 have been paid.

The Company is also obligated to pay royalties to the Government of Canada’s Department of Natural Resources equal to 1% of future revenue from engines for power generators until the earlier of ten years  from the project completion date (August 30, 2004) or when cumulative royalties total $1,005 (CDN$1,000).  As at December 31, 2012, there has been no revenue from the sales of engines for power generators; therefore, no royalty payments have been paid or are payable.

Share capital:	12 Months Ended
Dec. 31, 2012
Share capital:
Share capital:

17.       Share capital:

On November 15, 2010, the Company issued 6,957,500 common shares at a price of $17.50 per share.  Gross proceeds totaled $121,756 and the Company incurred share issue costs of $6,069.

On July 1, 2011, the Company issued 881,860 common shares at a price of $25.06 per share as part of the consideration paid to acquire Emer (note 4(a)).

On October 11, 2011, the Company issued 33,161 common shares at a price of $28.74 per share as part of the consideration paid to acquire AFV (note 4(b)).

On February 27, 2012, the Company issued 6,325,000 common shares at a price of $43.25 per share. Gross proceeds totaled $273,556 and the Company incurred share issuance costs of $8,126.

During the twelve months ended December 31, 2012, the Company issued 513,490 common shares, net of cancellations, upon exercises of stock options and share units (nine months ended December 31, 2011 — 568,276 common shares; twelve months ended March 31, 2011 — 662,108 common shares).  The Company issues new shares to satisfy stock option and share unit exercises.

Stock options and other stock-based plans:	12 Months Ended
Dec. 31, 2012
Stock options and other stock-based plans:
Stock options and other stock-based plans:

18.       Stock options and other stock-based plans:

At the Company’s 2011 annual general meeting, the Company’s shareholders ratified and approved the Westport Omnibus Plan and reserved 3,026,645 common shares under this plan.  Under the Westport Omnibus plan, stock options, RSUs and PSUs may be granted and are exercisable into common shares of the Company for no additional consideration.  Any employee, contractor, director or executive officer of the Company is eligible to participate in the Westport Omnibus Plan.

The Executive and Senior Management Compensation Program sets out provisions where the RSUs and PSUs (together the “Units”) will be granted to the Company’s executive management if performance milestones are achieved as determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors. These performance milestones are focused on achievement of key cash management, profitability and revenue growth objectives.  Vesting periods and conditions for each Unit granted pursuant to the Westport Omnibus Plan are at the discretion of the Board of Directors and may include time based, share price or other performance targets.

(a)         Stock options:

The Company grants incentive stock options to employees, directors, officers and consultants.  Stock options are granted with an exercise price of not less than the market price of the Company’s common shares on the date immediately prior to the date of grant.  The exercise period of the options may not exceed eight years from the date of grant.  Vesting periods of the options are at the discretion of the Board of Directors and may be based on fixed terms, achieving performance milestones or reaching specified share price targets.

A summary of the status of the Company’s stock option plan as of December 31, 2012, December 31, 2011 and March 31, 2011 and changes during the periods then ended are presented as follows:

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)

Outstanding, beginning of period	328,027	$8.96	562,014	$8.46	1,051,589	$8.13

Granted	770,727	33.77	—	—	—	—
Exercised	(93,044)	10.49	(225,845)	7.87	(472,414)	7.19
Cancelled/expired	(9,663)	33.36	(8,142)	4.84	(17,161)	23.24

Outstanding, end of period	996,047	$27.78	328,027	$8.96	562,014	$8.46

Options exercisable, end of period	226,487	$8.06	311,360	$8.55	455,206	$7.75

During the year ended December 31, 2012, the Company recognized $2,705 (nine months ended December 31, 2011 - $352; years ended March 31, 2011 - $547) in stock-based compensation related to stock options.  The fair value of the options granted during the year ended December 31, 2012 was determined using the Black-Scholes option pricing formula simulation with the following weighted average assumptions:  expected dividend yield - nil%, expected stock price volatility — 47.79%, risk free interest rate — 0.38%; expected life of options — 3 years.  The weighted average grant date fair value was $10.97 for options granted for the fiscal year ended December 31, 2012.  No stock options were granted during the nine month period ended December 31, 2011 or the year ended March 31, 2011.

As at December 31, 2012, $5,642 of compensation cost related to stock option awards has yet to be recognized in results from operations and will be recognized over a weighted average period of 2.00 years.

Range of exercise prices (CDN $)		Number outstanding, December 31, 2012	Weighted average remaining contractual life	Weighted average exercise price (CDN $)	Number exercisable, December 31, 2012	Weighted average exercise price (CDN $)

$ 3.22 to	$ 3.47	7,218	1.5	$3.31	7,218	$3.31
4.24 to	4.87	37,458	1.3	4.48	37,458	4.48
5.29 to	9.10	90,301	0.6	6.34	90,301	6.34
10.50 to	11.11	78,655	2.0	11.04	78,655	11.04
14.90 to	16.50	21,188	3.1	15.53	12,855	14.90
29.76 to	33.83	761,227	4.0	33.77	—	—

$ 3.22 to	$33.83	996,047	3.42	$27.78	226,487	$8.06

(b)         Share units:

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments.  As Units are exercised or vest and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2012, the Company recognized $9,763 (nine months ended December 31, 2011 - $5,827; year ended March 31, 2011 - $4,376) of stock-based compensation associated with the Westport Omnibus Plan and the former Amended and Restated Unit Plan.

A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2012, December 31, 2011 and March 31, 2011 are as follows:

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Outstanding, beginning of period	1,250,917	$18.04	1,377,237	$12.19	1,194,913	$8.56

Granted	185,705	$35.99	269,292	$35.70	424,149	$22.78
Exercised	(337,228)	$19.34	(391,612)	$9.61	(241,825)	$12.81
Cancelled/expired	(4,300)	$19.67	(4,000)	$18.61	—	—

Outstanding, end of period	1,095,094	$20.68	1,250,917	$18.04	1,377,237	$12.19

Units outstanding and exercisable, end of period	262,615	$8.86	276,931	$7.97	541,534	$6.91

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Unvested, beginning of period	973,986	$20.90	835,703	$15.62	1,012,418	$8.16

Granted	185,705	$35.99	269,292	$35.70	424,149	$22.78
Vested	(322,912)	$21.64	(127,009)	$17.55	(548,733)	$7.58
Cancelled/expired	(4,300)	$18.61	(4,000)	$18.61	(52,131)	$13.64

Unvested, end of period	832,479	$24.41	973,986	$20.90	835,703	$15.62

As at December 31, 2012, $11,127 of compensation cost related to Units awards has yet to be recognized in results from operations and will be recognized over a weighted average period of 1.02 years.

Of the Units granted during the year ended December 31, 2012, 66,428 Units were subject to market and service conditions. The fair value of these Units was determined using a Monte-Carlo simulation using the following weighted average assumptions: expected dividend yield - nil%; expected stock price volatility – 55.95%; and risk free interest rate – 0.93%. The valuation model determined the grant date fair value based on assumptions about the likelihood of the Company achieving different payout factors as driven by the market conditions. The weighted average grant date fair value was $35.99 for Units granted for the year ended December 31, 2012. For the Units granted after January 1, 2012, payout factors are determined based upon the absolute stock price at the end of two years, equal to the closing price on the last trading day of December 31, 2013. One-half of these Units vest after two years and the remainder after three years from the date of the grant. The impact of market conditions, if any, on compensation expense for these units is determined at the time of the grant with no adjustment to the compensation expense for the actual results of the market condition. The fair value of all other Units was determined based on the market price of the underlying shares on the date of grant.

For the Units granted prior to January 1, 2012, payout factors are determined based upon the absolute stock price at the end of two years and the stock price relative to a Synthetic Clean Tech index of comparative companies two years after the grant date. One-half of these Units vest after two years and the remainder after three years from the date of the grant. The impact of market conditions, if any, on compensation expense for these units is determined at the time of the grant with no adjustment to the compensation expense for the actual results of the market condition.

During the year ended December 31, 2012, 83,218 PSUs vested with a payout factor of 200% (2011 – nil).

(c)          Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s stock option awards and share units at December 31, 2012 are as follows:

	December 31, 2012 CDN$	December 31, 2011 CDN$

Stock options:
Outstanding	$4,219	$8,138
Exercisable	4,137	7,851
Exercised	2,398	5,849
Share units:
Outstanding	$28,823	$42,234
Exercisable	6,912	9,352
Exercised	15,135	7,688

(d)         Stock-based compensation:

Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development	$2,251	$825	$627
General and administrative	6,752	3,302	2,958
Sales and marketing	3,465	2,052	1,338

	$12,468	$6,179	$4,923

Research and development expenses:	12 Months Ended
Dec. 31, 2012
Research and development expenses:
Research and development expenses:

19.       Research and development expenses:

Research and development expenses are recorded net of program funding received or receivable.  The research and development expenses had been incurred and program funding had been received or are receivable as follows:

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development expenses	$74,040	$37,178	$25,602
Program funding (note 16)	(842)	(604)	(982)

Research and development	$73,198	$36,574	$24,620

Income taxes:	12 Months Ended
Dec. 31, 2012
Income taxes:
Income taxes:

20.       Income taxes:

(a)         The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 25.0% for the twelve months ended December 31, 2012 (nine months ended December 31, 2011 — 26.5%; year ended March 31, 2011 - 28.0%) as follows:

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Loss before income taxes	$(97,036)	$(46,954)	$(41,721)

Expected income tax recovery	$24,259	$12,443	$11,682

Reduction (increase) in income taxes resulting from:
Non-deductible stock-based compensation	(3,019)	(1,642)	(1,379)
Other permanent differences	2,158	(87)	(600)
Withholding taxes	(1,187)	(500)	(303)
Change in enacted rates	(62)	(189)	24
Foreign tax rate differences, foreign exchange and other adjustments	382	552	(710)
Non-taxable income from equity investment	3,308	3,974	1,888
Change in valuation allowance	(27,577)	(13,391)	(11,023)

Income tax recovery (expense)	$(1,738)	$1,160	$(421)

(b)         The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2012	December 31, 2011

Deferred income tax assets:
Net operating loss carry forwards	$76,496	$51,240
Intangible assets	1,557	873
Property, plant and equipment	5,703	3,109
Financing and share issuance costs	3,248	5,212
Warranty liability	2,013	1,073
Deferred revenue	1,601	861
Inventory	2,300	1,972
Unrealized foreign exchange	595	1,324
Research and development	2,132	2,086
Other	3,917	1,782

Total gross deferred income tax assets	99,562	69,532
Valuation allowance	(89,033)	(61,456)

Total deferred income tax assets	10,529	8,076

Deferred income tax liabilities:
Intangible assets	8,784	6,696
Property, plant and equipment	3,297	3,878
Other	575	—
Total deferred income tax liabilities	12,656	10,574

Total net deferred income tax liabilities	$2,127	$2,498

Allocated as follows:
Current deferred income tax assets	$7,183	$15
Current deferred income tax liabilities	(65)	—
Long-term deferred income tax assets	—	933
Long-term deferred income tax liabilities	(9,245)	(3,446)
Total net deferred income tax liabilities	$(2,127)	$(2,498)

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized.  The ultimate realization of deferred income tax assets is dependent on the generation of income during the future periods in which those temporary differences are expected to reverse.  If the evidence does not exist that all the deferred income tax assets will be fully realized, a valuation allowance has been recorded.

The following is a summary of the changes in the deferred income tax asset valuation allowance:

		Nine months
	Year ended	ended
	December 31,	December 31,
	2012	2011

Beginning balance	$61,456	$48,065
Additions	27,639	13,391
Reductions	(62)	—
Ending valuation allowance	$89,033	$61,456

(c)          The components of the Company’s income tax recovery (expense) are as follows:

	Net income (loss) before income	Income tax recovery (expense)
	taxes	Current	Deferred	Total

Year ended December 31, 2012:
Canada	$(93,688)	$(1,339)	$(53)	$(1,392)
United States	(1,589)	62	—	62
Italy	(318)	(775)	(25)	(800)
Other	(1,441)	(95)	487	392

	$(97,036)	$(2,147)	$409	$(1,738)

Nine months ended December 31, 2011:
Canada	$(45,899)	$(500)	$—	$(500)
United States	(1,862)	(95)	—	(95)
Italy	(1,342)	(388)	2,205	1,817
Other	2,149	(45)	(17)	(62)

	$(46,954)	$(1,028)	$2,188	$1,160

Year ended March 31, 2011:
Canada	$(39,219)	$(304)	$(32)	$(336)
United States	(2,121)	—	—	—
Italy	1,015	372	(457)	(85)
Other	(1,396)	—	—	—

	$(41,721)	$68	$(489)	$(421)

(d)         As at December 31, 2012, there were no uncertain tax positions that require recognition in the consolidated financial statements. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2008 to 2012 taxation years remain open to examination by the Internal Revenue Service and the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.

(e)          The Company has loss carry forwards in the various jurisdictions available to offset future taxableincome as follows:

Expiring in:	2013	2014	2015	2016	2017	2025 and later	Total

Canada	$2,717	$2,521	$—	$—	$—	$283,624	$288,862
Italy	—	—	—	—	—	4,247	4,247
United States	—	—	—	—	—	3,433	3,433
Sweden	—	—	—	—	—	4,752	4,752
Other	63	522	215	303	1,821	44	2,968

Total	$2,780	$3,043	215	$303	1,821	$296,100	$304,262

Related party transactions:	12 Months Ended
Dec. 31, 2012
Related party transactions:
Related party transactions:

21.       Related party transactions:

Pursuant to the amended and restated JVA, Westport engages in transactions with CWI.

As at December 31, 2012, net amounts due from CWI total $2,127 (2011 - $416). Amounts receivable relate to costs incurred by Westport on behalf of CWI. The amounts are generally reimbursed by CWI to Westport in the month following the month in which the payable is incurred. During the twelve month ended December 31, 2012, nine months ended December 31, 3011 and twelve months ended March 31, 2011 cost reimbursements from CWI consisted of the following:

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development	$223	$148	$314
General and administrative	1,007	338	1,164
Sales and marketing	2,830	2,598	3,501

	$4,060	$3,084	$4,979

CWI also provided a loan to the Company under a demand loan agreement.  The loan receivable bore interest monthly at a rate equal to the Bank of Canada prime corporate paper one-month rate in effect on the last day of each month. All outstanding interest was payable in United States dollars on or before December 15, 2012. Interest began accruing on the date in which monies were advanced under the loan agreement.  The loan principal and accrued interest was repaid during the year ended December 31, 2012. Loan payable of $19,409 owing to CWI as at December 31, 2011. During the year ended December 31, 2012, interest of $114 (nine months ended December 31, 2011 - $116; year ended March 31, 2011 - $19) was paid to CWI.

All material transactions between the Company and CWI have been eliminated on application of equity accounting.

Service and other revenue:	12 Months Ended
Dec. 31, 2012
Service and other revenue
Service and other revenue

22.        Service and other revenue:

Service and other revenue for the year ended December 31, 2012 consisted of a one-time license revenue of $7,923 for the transfer of proprietary know-how, other fee payments of $1,414, and service revenue of $13,907 under existing development agreements.

During the year ended December 31, 2012, the Company entered into an agreement with an original equipment manufacturer (“OEM”) to co-develop natural gas technology for off-road equipment, including mining trucks and locomotives.  Under the agreement, the Company provided its proprietary know-how related to the high pressure direct injection (“HPDI”) technology by granting a non-exclusive license to the OEM.  The Company will also provide ongoing development services to the OEM to assist with the development and commercialization of products.  These are considered to be multiple deliverables arrangements and the Company has determined that the license and the development services are separate units of accounting.

Service revenue of $13,907 was recognized as the Company achieved and delivered certain milestones during the year ended December 31, 2012 under certain development agreements.  All costs associated with the development agreements were recorded as research and development expenses in the period incurred.

Commitments and contingencies:	12 Months Ended
Dec. 31, 2012
Commitments and contingencies:
Commitments and contingencies:

23.       Commitments and contingencies:

The Company has obligations under operating lease arrangements that require the following minimum annual payments during the respective fiscal years:

2013	$4,785
2014	4,264
2015	3,700
2016	3,372
2017	2,118
Thereafter	1,119
$19,358

For the year ended December 31, 2012, the Company incurred operating lease expense of $4,492 (nine months ended December 31, 2011 - $2,070; year ended March 31, 2011 - $1,599).

As at December 31, 2012, the Company’s wholly owned subsidiary Emer has provided a total amount of guarantees to third parties of $489 (€371) (December 31, 2011 - $771 (€594)), which include guarantees to its customers for the completion of specific supplies.

The Company is a party to a variety of agreements in the ordinary course of business under which it is obligated to indemnify a third party with respect to certain matters. Typically, these obligations arise as a result of contracts for sale of the Company’s product to customers where the Company provides indemnification against losses arising from matters such as product liabilities. The potential impact on the Company’s financial results is not subject to reasonable estimation because considerable uncertainty exists as to whether claims will be made and the final outcome of potential claims. To date, the Company has not incurred significant costs related to these types of indemnifications.

The Company is engaged in certain legal actions in the ordinary course or business and believes that the ultimate outcome of these actions will not have a material adverse effect on our operating results, liquidity or financial position.

Segmented information:	12 Months Ended
Dec. 31, 2012
Segmented information:
Segmented information:

24.       Segmented information:

In December 2012, the Company realigned its business units to focus on product commercialization and global partnerships development.  To accommodate the variety in product, system and service solutions, Westport has created three new reportable operating segments. The financial information for the Company’s business segments evaluated by the Company’s chief operating decision maker (“CODM”) includes the results of the CWI and WWI as if it were consolidated, which is consistent with the way Westport manages its business segments.  As CWI and WWI is accounted for under the equity method of accounting, an adjustment is reflected in the tables below to reconcile the segment measures to the Company’s consolidated measures.

The Company’s business operates in six reportable operating segments:

·     Westport Applied Technologies, designs, produces, and sells compressed natural gas (CNG), liquefied petroleum gas (LPG), and liquefied natural gas (LNG) components and subsystems for natural gas vehicles of all types;

·     Westport On-Road Systems, engineers, designs, and markets complete vehicle systems from automotive to trucking applications and industrial systems to Westport’s existing OEM customers;

·     Westport New Markets and Off-Road Systems, engineers, designs, and markets Westport proprietary natural gas technologies, including the WestportTM high pressure direct injection (HPDI) technology, and fuel systems for the off-road, large-engine applications such as mine trucks, locomotives, workboats, and petroleum exploration equipment;

·     Corporate and Technology Investments, which includes corporate costs such as research and development, general and administrative, marketing, interest and other charges, foreign exchange and depreciation that cannot be attributed to a particular segment and are incurred by all segments.

·     CWI which serves the medium- to heavy-duty engine markets. The fuel for CWI engines is typically carried on vehicles as compressed natural gas or liquefied natural gas;

·     WWI develops, manufactures, and sells advanced, alternative fuel engines and parts that are widely used in city bus, coach, and heavy-duty truck applications in China or exported to other regions globally; and

These reporting segments offer different products and services and are managed separately as each business requires different technology and marketing strategies.

Comparative periods have been recast to conform to current segment presentation.

The accounting policies for the reportable segments are consistent with those described in note 2.  The CODM evaluates segment performance based on the net operating income (loss), which is before income taxes and does not include depreciation and amortization, foreign exchange gains and losses, bank charges, interest and other expenses, interest and other income, and gain on sale of long-term investments.  The Company did not record any intersegment sales or transfers for the year ended December 31, 2012, nine months ended December 31, 2011 and the year ended March 31, 2011.

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Revenue:
Applied Technologies	$91,675	$55,064	$22,053
On-Road Systems	40,706	22,451	6,594
Corporate and Technology Investments	23,245	10,181	8,128
CWI	198,015	138,844	111,287
WWI	272,086	84,917	53,127
Total segment revenues	625,727	311,457	201,189
Less: equity investees revenues	470,101	223,761	164,414
Total consolidated revenues	$155,626	$87,696	$36,775

Net operating income (loss) excluding depreciation and amortization:
Applied Technologies	$10,868	$1,051	$(5,170)
On-Road Systems	(43,503)	(32,625)	(19,985)
New Markets and Off-Road Systems	(12,324)	(2,670)	—
Corporate and Technology Investments	(50,022)	(19,767)	(15,698)
CWI	35,368	42,832	25,399
WWI	9,765	4,879	3,373
Net segment operating income (loss)	(49,848)	(6,300)	(12,081)
Less: equity investees operating income	45,133	47,711	28,772
Net consolidated operating income (loss) excluding depreciation and amortization:	$(94,981)	$(54,011)	$(40,853)
Depreciation and amortization:
Applied Technologies	$(7,905)	$(5,048)	$(1,305)
On-Road Systems and Corporate	(3,490)	(1,152)	(2,070)
	(11,395)	(6,200)	(3,375)

Net consolidated operating loss before foreign exchange loss (gain), bank changes, interest and other:	(106,376)	(60,211)	(44,228)

Foreign exchange loss (gain), bank changes, interest and other	1,922	904	2,693

Loss before undernoted	(108,298)	(61,115)	(46,921)

Interest on long-term debt and other income (expense), net	(4,928)	(2,337)	(2,385)
Income from investment accounted for by the equity method (note 7)	16,190	16,498	7,585

Loss before income taxes	$(97,036)	$(46,954)	$(41,721)

Total additions to long-lived assets excluding business combinations:	$31,566	$13,392	$3,613

It is impracticable for the Company to allocate additions to long lived assets to the new reporting segment.

It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers.  For the year ended December 31, 2012, 38% (nine months ended December 31, 2011 — 28%; year ended March 31, 2011 - 11%) of the Company’s product and service revenues were from sales in the Americas (including the United Sates), 9% (nine months ended December 31, 2011 — 15%; year ended March 31, 2011 - 12%) from sales in Asia (including China), and 53% (nine months ended December 31, 2011 — 57%; year ended March 31, 2011 - 77%) from sales elsewhere (including Italy).  The Company’s revenue earned from Canadian customers is not significant and has been included in revenue from sales in the Americas.

Total goodwill of $51,711 was allocated to Applied Technologies and $5,168 On-Road Systems reporting segments.

As at December 31, 2012, total long-term investments of $18,544 (December 31, 2011 - $25,670) was allocated to the Corporate segment and $574 (December 31, 2011 - $637) was allocated to the On-Road Systems. Total assets are allocated as follows:

	December 31, 2012	December 31, 2011

Applied Technologies	$161,206	$165,192
On-Road Systems	85,401	49,347
Corporate and unallocated assets	243,470	106,517
CWI	69,577	72,436
WWI	86,997	41,911
	$646,651	$435,403
Less: equity investees total assets	156,574	114,347

Total consolidated assets	$490,077	$321,056

The Company’s long-lived assets consist of property, plant and equipment, intangible assets and goodwill.

Long-lived assets information by geographic area:

	December 31, 2012	December 31, 2011

Italy	$90,474	$94,889
Canada	40,799	27,006
United States	12,463	1,312
Sweden	5,253	5,378
China	6,524	3,087
Australia	601	32
	$156,114	$131,704
Less: equity investees long-lived assets	5,826	3,900

Total consolidated long-lived assets	$150,288	$127,804

Financial instruments:	12 Months Ended
Dec. 31, 2012
Financial instruments:
Financial instruments:

25.       Financial instruments:

(a)         Financial risk management:

The Company has exposure to liquidity risk, credit risk, foreign currency risk and interest rate risk.

(b)         Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they are due.  The Company has sustained losses and negative cash flows from operations since inception.  At December 31, 2012, the Company has $215,860 of cash, cash equivalents and short-term investments.

The following are the contractual maturities of financial obligations as at December 31, 2012:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	> 5 years

Accounts payable and accrued liabilities	$48,509	$48,509	$48,509	$—	$—	$—
Unsecured subordinated debentures (1)	36,185	40,929	2,302	38,627	—	—
Long-term payable (2)	9,386	10,021	10,021	—	—	—
Senior financing (3)	18,812	19,240	3,718	8,551	6,971	—
Senior revolving financing (4)	13,185	13,185	13,185	—	—	—
Other bank financing	1,171	1,176	392	300	342	142
Other long-term debt	1,533	1,533	836	661	36	—
Operating lease commitments	—	19,358	4,785	7,964	5,490	1,119
Royalty payments(5)	—	22,906	1,357	21,549	—	—

	$129,605	$176,857	$85,105	$77,652	$12,839	$1,261

(1)         Includes interest at 9%.

(2)         Includes interest at 3.72%.

(3)         Includes interest at 2.0%, the rate in effect at December 31, 2012.

(4)         Includes interest at 2.3%, the rate in effect at December 31, 2012.

(5)         From fiscal 2011 to 2015, inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,357 (CDN$1,350) or 0.33% of the Company’s gross annual revenue from all sources, provided that gross revenue exceeds CDN$13,500 in any aforementioned fiscal year, up to a maximum of $28,333 (CDN$28,189). The Company has assumed the minimum required payments.

The Company expects to be able to meet its future financial obligations with its current source of funds.  However, there are uncertainties related to the timing of the Company’s cash inflows and outflows, specifically around the sale of inventories and amounts required for market and product development costs.  These uncertainties include the volume of commercial sales related to its natural gas engines and fuel system products and the development of markets for, and customer acceptance of, these products.  As a result, the Company may need to seek additional equity or arrange debt financing, which could include additional lines of credit, in order to meet its financial obligations.

(c)          Credit risk:

Credit risk arises from the potential that a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash and cash equivalents, short-term investments and accounts receivable.  The Company manages credit risk associated with cash and cash equivalents and short-term investments by regularly consulting with its current bank and investment advisors and investing primarily in liquid short-term paper issued by Schedule 1 Canadian banks, R1 rated companies and governments.  The Company monitors its portfolio, and its policy is to diversify its investments to manage this potential risk.

The Company is also exposed to credit risk with respect to uncertainties as to timing and amount of collectability of accounts receivable and loans receivable.  As at December 31, 2012, 83% (December 31, 2011 - 83%) of accounts receivable relates to customer receivables, 1% (December 31, 2011 - 1%) relates to government grants receivable and 16% (December 31, 2010 - 16%) relates to amounts due from joint venture and indirect, income tax and value added taxes receivable.  In order to minimize the risk of loss for customer receivables, the Company’s extension of credit to customers involves review and approval by senior management as well as progress payments as contracts are executed.  Most sales are invoiced with payment terms in the range of 30 days to 90 days.  The Company reviews its customer receivable accounts and regularly recognizes an allowance for doubtful receivables as soon as the account is determined not to be fully collectible.  Estimates for allowance for doubtful debts are determined by a customer-by-customer evaluation of collectability at each balance sheet reporting date, taking into consideration past due amounts and any available relevant information on the customers’ liquidity and financial position.

The carrying amount of cash and cash equivalents, short-term investments and accounts receivable of $260,049 at December 31, 2012 represents the Company’s maximum credit exposure.

(d)         Foreign currency risk:

Foreign currency risk is the risk that the fair value of future cash flows of financial instruments will fluctuate because of changes in foreign currency exchange rates.  The Company conducts a significant portion of its business activities in foreign currencies, primarily the United States dollar (“U.S.”) and the Euro (“Euro”).  Cash and cash equivalents, short-term investments, accounts receivable, accounts payable, and long-term debt that are denominated in foreign currencies will be affected by changes in the exchange rate between the Canadian dollar and these foreign currencies.

The Company’s functional currency is the Canadian dollar. The U.S. dollar and the Euro carrying amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet  at December 31, 2012 is as follows:

U.S. dollars

Cash and cash equivalents	$169,369
Short-term investments	24,442
Accounts receivable	7,864
Accounts payable	3,673

Euros

Cash and cash equivalents	€387
Current portion of long-term debt	7,459

If foreign exchange rates on December 31, 2012 had changed by 25 basis points, with all other variables held constant, net loss for the year ended December 31, 2012 would have changed by $495 and $18 for US dollar denominated and Euro denominated financial instruments, respectively.  The Company’s exposure to currencies other than U.S. dollars and Euros is not material.

(e)          Interest rate risk:

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates.  The Company is subject to interest rate risk on its loan receivable and certain long-term debt with variable rates of interest.  The Company limits its exposure to interest rate risk by continually monitoring and adjusting portfolio duration to align to forecasted cash requirements and anticipated changes in interest rates.

If interest rates for the year ended December 31, 2012 had changed by 50 basis points, with all other variables held constant, net loss for the year ended December 31, 2012 would have changed by $57.

(f)           Fair value of financial instruments:

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and loan payable approximate their fair values due to the short-term period to maturity of these instruments.

The Company’s short-term investments are recorded at fair value.  The long-term investment represents our interests in the CWI, WWI and other equity accounted for investees, which are accounted for using the equity method.

The carrying value reported in the balance sheets for obligations under capital lease, which is based upon discounted cash flows, approximates its fair value.

The carrying value reported in the balance sheet for the unsecured subordinated debenture notes (note 13(a)) approximates its fair value, based on market rates of interest for similar indebtedness. Additionally, the interest rate on the notes approximates the interest rate being demanded in the market for debt with similar terms and conditions.

The carrying value reported in the balance sheet for other long-term payable (note 13(b)) is recorded at amortized cost using the effective interest rate method.  It is being accreted to the gross proceeds of €7,600 that is payable to OMVL on July 2, 2013 at the effective interest rate of 3.65%.  As at December 31, 2012, the fair value of the long-term debt is higher than its carrying value by $70 based on a market interest rate of 2.35%.

The carrying value reported in the balance sheet for senior financing agreements (note 13(c)) approximates its fair value as at December 31, 2012, as the interest rate on the debt is floating and therefore approximates the market rate of interest.  The Company’s credit spread also has not substantially changed from the 2.2% premium currently paid.

The Company categorizes its fair value measurements for items measured at fair value on a recurring basis into three categories as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

When available, the Company uses quoted market prices to determine fair value and classify such items in Level 1.  When necessary, Level 2 valuations are performed based on quoted market prices for similar instruments in active markets and/or model-derived valuations with inputs that are observable in active markets.  Level 3 valuations are undertaken in the absence of reliable Level 1 or Level 2 information.

As at December 31, 2012, cash and cash equivalents and short-term investments are measured at fair value on a recurring basis and are included in Level 1.

Significant accounting policies: (Policies)	12 Months Ended
Dec. 31, 2012
Significant accounting policies:
Basis of presentation

(a)         Basis of presentation:

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and variable interest entities (“VIEs”) for which the Company is considered the primary beneficiary. All Intercompany balances and transactions have been eliminated on consolidation.

Interests in variable interest entities are consolidated by the Company if the Company is the primary beneficiary thereof.

In its’ previously filed annual and the interim financial statements in fiscal 2012 and 2011, the Company had identified Cummins Westport Inc. (“CWI”) as a variable interest entity and the Company’s interest as being that of the primary beneficiary upon adoption of ASU 2009-17 effective April 1, 2010. As a result, the Company consolidated CWI on a line by line basis in its consolidated financial statements reflecting its financial position, results of operations and cash flows.

Based on the Company’s ongoing review and adoption of the applicable accounting guidance in ASU 2009-17 and related interpretations, the Company concluded that the presentation of CWI under the equity method is more appropriate as CWI continues to be a VIE but there is no primary beneficiary. Accordingly, commencing with the annual report for the year ended December 31, 2012, the Company is recording the results of CWI using the equity method and has restated its consolidated financial statements for the nine month period ended December 31, 2011 and the year ended March 31, 2011 on a similar basis. This restatement did not affect the reported amounts of net loss, loss per share or shareholders’ equity but has impacted certain amounts disclosed. The Company’s interest in the net assets of CWI is now presented net on a single line in other long term investments on the balance sheet and the Company’s share of net earnings of CWI is reflected in income from investments accounted for by the equity method on statement of operations. The assets, liabilities, revenues and expenses of CWI previously included on the balance sheet and statement of operations on a line by line basis are summarized in note 7(b). There was no cumulative effect from adoption of ASU 2009-17 at April 1, 2010.

These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Foreign currency translation

(b)         Foreign currency translation:

The Company’s reporting currency for its consolidated financial statement presentation is the United States dollar.  The functional currency of the Company’s operations is the Canadian dollar except for OMVL and Emer which use the Euro and AFV which uses the Swedish Krona.  The Company translates financial statements denominated in a foreign currency into the reporting currency using the current rate method. All assets and liabilities are translated using the period end exchange rates.  Shareholders’ equity balances are translated using a weighted average of historical exchange rates.  Revenues and expenses are translated using the monthly average rate for the period. All resulting exchange differences are recognized in other comprehensive income.

Transactions that are denominated in currencies other than the functional currency of the Company or its subsidiaries are translated at the rate in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated at the exchange rate in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the statement of operations, except for the translation gains and losses arising from available-for-sale instruments, which are recorded through other comprehensive income until realized through disposal or impairment.

Except as otherwise noted, all amounts in these financial statements are presented in U.S. dollars. The year-end exchange rate of the Canadian dollar as at December 31, 2012 was $0.99 (December 31, 2011 - $1.02), and the average exchange rate for the year ended December 31, 2012 was $1.00 (nine month period ended December 31, 2011 - $1.01; year ended March 31, 2011 - $0.98). The year-end exchange rate of the Euro as at December 31, 2012 was 1.32 (December 31, 2011 - 1.30), and the average exchange rate for the year ended December 31, 2012 was 1.29 (nine month period ended December 31, 2011 – 1.40; July 2, 2010 to March 31, 2011 - 1.34). The year-end exchange rate of the Swedish Krona as at December 31, 2012 was 0.15 (December 31, 2011 - 0.15) and the average exchange rate for the year ended December 31, 2012 was 0.15 (October 12, 2011 to December 31, 2011 – 0.15).

Cash and cash equivalents

(c)          Cash and cash equivalents:

Cash and cash equivalents includes cash, term deposits, bankers acceptances and guaranteed investment certificates with maturities of ninety days or less when acquired.  Cash equivalents are considered as held for trading and recorded at fair value with changes in fair value recognized in the consolidated statements of operations.

Short-term investments

(d)         Short-term investments:

Short-term investments, consisting of investment grade commercial paper, banker acceptances, bearer deposit notes, guaranteed investment certificates and other term deposits, are considered available for sale and recorded at fair value with changes in fair value recognized in accumulated other comprehensive income until realized.  A decline in value that is considered other than temporary is recognized in net loss for the period.

Accounts and loans receivable

(e)          Accounts and loans receivable:

Accounts receivable and loans receivable are measured at amortized cost.  An allowance for doubtful accounts is recorded based on a review of specific accounts deemed uncollectible.  Account balances are charged against the allowance in the period in which it is considered probable that the receivable will not be recovered.

Short-term investments, consisting of investment grade commercial paper, banker acceptances, bearer deposit notes, guaranteed investment certificates and other term deposits, are considered available for sale and recorded at fair value with changes in fair value recognized in accumulated other comprehensive income until realized.  A decline in value that is considered other than temporary is recognized in net loss for the period.

Inventories

(f)           Inventories:

The Company’s inventories consist of the Company’s fuel system products (finished goods), work-in-progress, purchased parts and assembled parts. Inventories are recorded at the lower of cost and net realizable value.  Cost is determined based on the lower of weighted average cost and net realizable value.  The cost of fuel system product inventories, assembled parts and work-in-progress includes materials, labour and production overhead including depreciation.  An inventory obsolescence provision is provided to the extent cost of inventory exceeds net realizable value.  In establishing the amount of the inventory obsolescence provision, management estimates the likelihood that inventory carrying values will be affected by changes in market demand and technology, which would make inventory on hand obsolete.

Property, plant and equipment

(g)          Property, plant and equipment:

Property, plant and equipment are stated at cost.  Depreciation is provided as follows:

Assets	Basis	Rate

Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 – 10 years
Leasehold improvements	Straight-line	Lease term

Long-term investments

(h)         Long-term investments:

The Company accounts for investments in which it has significant influence, including VIE’s for which the Company is not the primary beneficiary, using the equity basis of accounting. Under the equity method, the Company recognizes its share of income from equity accounted for investees in the statement of operations with a corresponding increase in long-term investments. Any dividends paid or payable are credited against long-term investments.

Financial liabilities

(i)             Financial liabilities:

Accounts payable and accrued liabilities, short-term debt and long-term debt are measured at amortized cost.  Transaction costs relating to long-term debt are deferred in other assets on initial recognition and are amortized using the effective interest rate method.

Research and development costs	(j) Research and development costs: Research and development costs are expensed as incurred and are recorded net of government funding received or receivable.
Government assistance

(k)         Government assistance:

The Company periodically applies for financial assistance under available government incentive programs, which is recorded in the period it is received or receivable.  Government assistance relating to the purchase of property, plant and equipment is reflected as a reduction of the cost of such assets.  Government assistance related to research and development activities is recorded as a reduction of the related expenditures.

Intangible assets

(l)             Intangible assets:

Intangible assets consist primarily of the cost of intellectual property, trademarks, technology, customer contracts and non-compete agreements.  Intangible assets are amortized over their estimated useful lives, which range from 5 to 20 years.

Impairment of long-lived assets

(m)     Impairment of long-lived assets:

The Company reviews its long-lived assets for impairment, including property, plant and equipment and intellectual property, to be held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  If such conditions exist, assets are considered impaired if the sum of the undiscounted expected future cash flows expected to result from the use and eventual disposition of an asset is less than its carrying amount.  An impairment loss is measured at the amount by which the carrying amount of the asset exceeds its fair value.  When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value.

Goodwill impairment

(n)         Goodwill impairment:

Goodwill is not amortized and instead is tested at least annually for impairment, or more frequently when events or changes in circumstances indicate that goodwill might be impaired. This impairment test is performed annually at November 30.

A two-step test is used to identify a potential impairment and to measure the amount of impairment, if any.  The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill.  If the fair value of the reporting unit exceeds its carrying amount, goodwill is considered not impaired; otherwise, goodwill is impaired and the loss is measured by performing step two.  Under step two, the impairment loss is measured by comparing the implied fair value of the reporting unit goodwill with the carrying amount of goodwill.

Fair value is determined using widely accepted valuation techniques, including discounted cash flows and market multiple analyses. These types of analyses contain uncertainties because they require management to make assumptions and to apply judgment to estimate industry economic factors and the profitability of future business strategies. It is the Company’s policy to conduct impairment testing based on its current business strategy in light of present industry and economic conditions, as well as its future expectations.

Goodwill is recorded at the time of purchase for the excess of the amount of the purchase price over the fair values of the assets acquired and liabilities assumed. Future adverse changes in market conditions or poor operating results of underlying assets could result in losses or an inability to recover the carrying value of the goodwill, thereby possibly requiring an impairment charge.

Warranty liability

(o)         Warranty liability:

Estimated warranty costs are recognized at the time the Company sells its products and are included in cost of revenue.  The Company provides warranty coverage on products sold for a period of two years from the date the products are put into service by customers.  Warranty liability represents the Company’s best estimate of warranty costs expected to be incurred during the warranty period.  Furthermore, the current portion of warranty liability represents the Company’s best estimate of the costs to be incurred in the next twelve-month period.  The Company uses historical failure rates and cost to repair defective products together with known information to estimate the warranty liability.  New product launches require a greater use of judgment in developing estimates until claims experience becomes available.  Product specific experience is typically available four or five quarters after product launch, with a clear experience trend not evident until eight to twelve quarters after launch.  The Company records warranty expense for new products upon shipment using a factor based upon historical experience from previous engine generations in the first year, a blend of actual product and historical experience in the second year and product specific experience thereafter.  The amount payable by the Company and the timing will depend on actual failure rates and cost to repair failures of its products.  Since a number of the Company’s products are new in the market, historical data may not necessarily reflect actual costs to be incurred and may result in significant fluctuations in the warranty liability.

Extended warranty

(p)         Extended warranty:

The Company sells extended warranty contracts that provide coverage in addition to the basic two-year coverage.  Proceeds from the sale of these contracts are deferred and amortized over the extended warranty period commencing at the end of the basic warranty period.  On a periodic basis, management reviews the estimated warranty costs expected to be incurred related to these contracts and recognizes a loss to the extent such costs exceed the related deferred revenue.

Revenue recognition

(q)         Revenue recognition:

Product and parts revenue is recognized when the products are shipped and title passes to the customer. Revenue also includes fees earned from performing research and development activities for third parties, as well as technology license fees from third parties. Revenue from research and development activities is recognized as the services are performed. Revenue from technology license fees is recognized over the duration of the licensing agreement. Amounts received in advance of the revenue recognition criteria being met are recorded as deferred revenue.

The Company also earns service revenue from certain research and development arrangements under which the Company provides contract services relating to developing natural gas engines or biogas engines for use in customer products.  Service revenue is recognized using the milestone method upon completion of project milestones as defined and agreed to by the Company and its customers.  The Company recognizes consideration earned from the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved.  The payment associated with each milestone relates solely to past performance and is deemed reasonable upon consideration of deliverables and the payment terms within the contract.

When an arrangement includes multiple deliverables, the Company allocates the consideration to each separate deliverable (unit of accounting) based on relative selling prices.  A separate unit of accounting is identified if the delivered item(s) have standalone value and the delivery or performance of undelivered items is considered probable and within the control of the Company.  Revenue for each unit of account is recognized in accordance with the above revenue recognition principles.

Income taxes

(r)            Income taxes:

The Company uses the asset and liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are determined based on temporary differences between the accounting and tax basis of the assets and liabilities and for loss carry forwards and are measured using the tax rates expected to apply when these tax assets and liabilities are recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes income tax laws that have been enacted at the balance sheet date.  A valuation allowance is provided to reduce the deferred income tax assets if, based upon available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized.

Tax credits, including investment tax credits and research and development credits, are recognized in income tax expense in the same year in which the related expenditures are charged to earnings or loss, provided there is reasonable assurance the benefits will be realized.

Significant accounting policies: (Tables)	12 Months Ended
Dec. 31, 2012
Significant accounting policies:
Schedule of property, plant and equipment

Assets	Basis	Rate

Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 – 10 years
Leasehold improvements	Straight-line	Lease term

Business combinations: (Tables)	12 Months Ended
Dec. 31, 2012
Emer
Business combinations
Schedule of fair value of the assets acquired and liabilities assumed

Consideration allocated to:
Property, plant and equipment	$17,644
Other tangible assets, including cash of $11,073	60,532
Intangible assets subject to amortization over 5 to 20 years	32,954
Goodwill	50,774

Total assets acquired	161,904
Less:
Long-term debt	(83,272)
Other liabilities	(38,926)

Total net assets acquired	$39,706

Consideration:
Cash	$17,607
Common shares	22,099

$39,706

AFV
Business combinations
Schedule of fair value of the assets acquired and liabilities assumed

Consideration allocated to:
Total tangible assets, including cash of $8	$2,161
Intangible assets subject to amortization over 8 years	2,638
Goodwill	2,701

Total assets acquired	7,500
Less: total liabilities	(3,561)

Total net assets acquired	$3,939

Consideration:
Cash	$2,558
Common shares	953
Contingent consideration payable	428

$3,939

AEC
Business combinations
Schedule of fair value of the assets acquired and liabilities assumed

Consideration allocated to:
Total tangible assets	$685
Intangible assets subject to amortization over 8 years	832

Total assets acquired	1,517
Less: total liabilities	(392)

Total net assets acquired	$1,125

Accounts receivable: (Tables)	12 Months Ended
Dec. 31, 2012
Accounts receivable:
Schedule of accounts receivable

	December 31, 2012	December 31, 2011

Customer trade receivable	$39,754	$43,181
Government funding receivable	541	582
Due from joint venture (note 21)	2,127	416
Other receivables	1,916	7,528
Income taxes receivable	172	—
Allowance for doubtful accounts	(321)	(785)

	$44,189	$50,922

Inventories: (Tables)	12 Months Ended
Dec. 31, 2012
Inventories:
Schedule of inventories

	December 31, 2012	December 31, 2011

Purchased parts	$25,454	$19,989
Assembled parts	4,870	4,198
Work-in-process	7,516	6,994
Finished goods	7,385	6,360
Obsolescence provision	(279)	(515)

	$44,946	$37,026

Long-term investments: (Tables)	12 Months Ended
Dec. 31, 2012
Long-term investments:
Schedule of long-term investments

	December 31, 2012	December 31, 2011

Weichai Westport Inc. (a)	$11,275	$7,732
Cummins Westport Inc. (b)	7,138	17,792
Other equity accounted for investees	705	783

	$19,118	$26,307

(a)         Weichai Westport Inc.:

On July 3, 2010, the Company invested $4,316 under an agreement with Weichai Power Co. Ltd. and Hong Kong Peterson (CNG) Equipment Ltd. to form Weichai Westport Inc. (“WWI”).  On October 11, 2011, the Company invested an additional $955 in WWI.  The Company has a 35% equity interest in WWI.

For the year ended December 31, 2012, the Company recognized its share of WWI’s income of $2,881 (nine months ended December 31, 2011 - $1,438; year ended March 31, 2011 - $997), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of WWI as of and for the periods presented are as follows:

	December 31, 2012	December 31, 2011

Current assets:
Cash and short-term investments	$1,145	$3,073
Accounts receivable	21,512	10,005
Inventory	55,109	23,903
Other current assets	1,053	751
Long-term assets	8,178	4,179

	$86,997	$41,911

	December 31, 2012	December 31, 2011

Current liabilities:
Accounts payable and accrued liabilities	$49,125	$20,567
Other current liabilities	12,055	4,248

Total liabilities	$61,180	$24,815

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Product revenue	$272,086	$84,917	$53,127

Cost of revenue and expenses:
Cost of product revenue	234,266	70,345	43,130
Operating expenses	28,055	9,693	6,624
	262,321	80,038	49,754

Income before income taxes	9,765	4,879	3,373

Income tax expense:
Current	1,536	1,364	528

Income for the period	$8,229	$3,515	$2,845

(b)         Cummins Westport Inc.:

The Company entered into a joint venture with Cummins on March 7, 2001.  On December 16, 2003, the Company and Cummins amended the joint venture agreement (“JVA”) focusing CWI on developing markets for alternative fuel engines.  In addition, the two companies signed a Technology Partnership Agreement that creates a flexible arrangement for future technology development between Cummins and the Company.

The Company has determined that CWI is a variable interest entity. Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary.

On February 20, 2012, the JVA was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties have revised certain economic terms of the JVA.

Under the prior JVA, CWI had a global exclusive right to design, engineer, and market mid-range on-road spark-ignited natural gas engines based on Cummins diesel engines manufactured in Cummins facilities. The Company and Cummins have agreed in the amended and restated JVA to focus CWI’s future product development on North American markets including engines for on-road applications between the displacement range of 5.9 litres through 12 litres and to have these engines manufactured in Cummins North American plants.

(b)         Cummins Westport Inc. (continued):

The joint venture will now have a term of ten years and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of, one of the parties.

Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the new JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has not historically provided and does not intend to provide financial or other support to CWI that the Company is not previously contractually required to provide.

For the year ended December 31, 2012, the Company recognized its share of CWI’s income of $13,232 (nine months ended December 31, 2011 - $12,958; year ended March 31, 2011 - $7,785), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of CWI as of and for the periods presented are as follows (amounts as at December 31, 2011 and for the nine months ended December 31, 2011 and the year ended March 31, 2011 had previously been consolidated and in 2012 have been retrospectively deconsolidated as described in note 2(a)):

	December 31, 2012	December 31, 2011

Current assets:
Cash and short-term investments	$44,371	$17,403
Accounts receivable	6,995	4,717
Loan receivable	—	38,818
Current portion of deferred income tax assets	7,304	6,432
Other current assets	225	89
Long-term assets
Property, plant and equipment	896	835
Deferred income tax assets	9,786	4,142

Total assets	$69,577	$72,436

	December 31, 2012	December 31, 2011

Current liabilities:
Current portion of warranty liability	$13,317	$11,791
Current portion of deferred revenue	3,862	2,668
Accounts payable and accrued liabilities	7,274	5,878
	24,453	20,337

Long-term liabilities:
Warranty liability	17,501	8,039
Deferred revenue	9,968	7,451
Other long-term liabilities	1,312	644
	28,781	16,134

Total liabilities	$53,234	$36,471

(b)         Cummins Westport Inc. (continued):

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Product revenue	$161,741	$114,518	$84,612
Parts revenue	36,274	24,326	26,675
	198,015	138,844	111,287

Cost of revenue and expenses:
Cost of product and parts revenue	136,575	78,837	66,989
Research and development	12,114	6,720	10,043
General and administrative	1,417	796	1,181
Sales and marketing	12,541	9,659	7,675
Foreign exchange loss (gain)	(18)	(2,023)	160
Bank charges, interest and other	472	369	299
	163,101	94,358	86,347

Income before undernoted	34,914	44,486	24,940

Interest and investment income	530	297	284

Income before income taxes	35,444	44,783	25,224

Income tax recovery (expense):
Current	(16,362)	(18,602)	(8,954)
Deferred	6,517	1,775	(272)
	(9,845)	(16,827)	(9,226)

Income for the period	25,599	27,956	15,998

Income attributable to Joint Venture Partner	(12,367)	(13,978)	(7,999)

Income attributable to the Company	$13,232	$13,978	$7,999

Weichi Westport Inc.
Long-term investments
Schedule of assets, liabilities, revenue and expenses of the investee

	December 31, 2012	December 31, 2011

Current assets:
Cash and short-term investments	$1,145	$3,073
Accounts receivable	21,512	10,005
Inventory	55,109	23,903
Other current assets	1,053	751
Long-term assets	8,178	4,179

	$86,997	$41,911

	December 31, 2012	December 31, 2011

Current liabilities:
Accounts payable and accrued liabilities	$49,125	$20,567
Other current liabilities	12,055	4,248

Total liabilities	$61,180	$24,815

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Product revenue	$272,086	$84,917	$53,127

Cost of revenue and expenses:
Cost of product revenue	234,266	70,345	43,130
Operating expenses	28,055	9,693	6,624
	262,321	80,038	49,754

Income before income taxes	9,765	4,879	3,373

Income tax expense:
Current	1,536	1,364	528

Income for the period	$8,229	$3,515	$2,845

Cummins Westport Inc.
Long-term investments
Schedule of assets, liabilities, revenue and expenses of the investee

	December 31, 2012	December 31, 2011

Current assets:
Cash and short-term investments	$44,371	$17,403
Accounts receivable	6,995	4,717
Loan receivable	—	38,818
Current portion of deferred income tax assets	7,304	6,432
Other current assets	225	89
Long-term assets
Property, plant and equipment	896	835
Deferred income tax assets	9,786	4,142

Total assets	$69,577	$72,436

	December 31, 2012	December 31, 2011

Current liabilities:
Current portion of warranty liability	$13,317	$11,791
Current portion of deferred revenue	3,862	2,668
Accounts payable and accrued liabilities	7,274	5,878
	24,453	20,337

Long-term liabilities:
Warranty liability	17,501	8,039
Deferred revenue	9,968	7,451
Other long-term liabilities	1,312	644
	28,781	16,134

Total liabilities	$53,234	$36,471

(b)         Cummins Westport Inc. (continued):

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Product revenue	$161,741	$114,518	$84,612
Parts revenue	36,274	24,326	26,675
	198,015	138,844	111,287

Cost of revenue and expenses:
Cost of product and parts revenue	136,575	78,837	66,989
Research and development	12,114	6,720	10,043
General and administrative	1,417	796	1,181
Sales and marketing	12,541	9,659	7,675
Foreign exchange loss (gain)	(18)	(2,023)	160
Bank charges, interest and other	472	369	299
	163,101	94,358	86,347

Income before undernoted	34,914	44,486	24,940

Interest and investment income	530	297	284

Income before income taxes	35,444	44,783	25,224

Income tax recovery (expense):
Current	(16,362)	(18,602)	(8,954)
Deferred	6,517	1,775	(272)
	(9,845)	(16,827)	(9,226)

Income for the period	25,599	27,956	15,998

Income attributable to Joint Venture Partner	(12,367)	(13,978)	(7,999)

Income attributable to the Company	$13,232	$13,978	$7,999

Other assets: (Tables)	12 Months Ended
Dec. 31, 2012
Other assets:
Schedule of other assets

	December 31, 2012	December 31, 2011

Note receivable (a)	$—	$2,446
Deferred financing charges (b)	902	1,323
Other	950	259
	1,852	4,028
Current portion	—	(2,034)
	$1,852	$1,994

(a)         On October 15, 2010, the Company entered into a Note and Warrant Purchase Agreement (the “Agreement”) with a private energy company based in the United States to fund operating and capital expenditures related to infrastructure development activities.

Under the Agreement, the Company loaned $2,200 and received 1,427,179 warrants representing 20% of the current outstanding shares to purchase common shares at $0.10 per share for a period of five years.  The loan bore interest at 12.5%, and was payable on maturity dates ranging from October 15, 2012 to October 20, 2013.  The value of the warrants was nominal at the time of issue.

On February 29, 2012, the total loan principal and accrued interest of $2,494 was repaid in full by the counterparty, and the warrants were terminated.

(b)         Financing charges incurred on the issuance of subordinated debentures (note 13(a)) have been deferred and are being amortized into income over the term of the debentures using the effective interest rate method.

Property, plant and equipment: (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment:
Schedule of property, plant and equipment

December 31, 2012	Cost	Accumulated amortization	Net book value

Land and buildings	$575	$64	$511
Computer equipment and software	11,529	8,140	3,389
Furniture and fixtures	4,032	1,913	2,119
Machinery and equipment	80,667	34,219	46,448
Leasehold improvements	15,602	9,875	5,727

	$112,405	$54,211	$58,194

December 31, 2011	Cost	Accumulated amortization	Net book value

Land and buildings	$668	$124	$544
Computer equipment and software	8,903	7,246	1,657
Furniture and fixtures	2,072	1,602	470
Machinery and equipment	54,156	27,288	26,868
Leasehold improvements	14,930	9,061	5,869

	$80,729	$45,321	$35,408

Intangible assets: (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets:
Schedule of intangible assets

December 31, 2012	Cost	Accumulated amortization	Net book value

Patents and trademarks	$20,192	$1,758	$18,434
Technology	6,961	1,901	5,060
Customer contracts	14,404	2,709	11,695
Non-compete agreement	44	18	26

	$41,601	$6,386	$35,215

December 31, 2011	Cost	Accumulated amortization	Net book value

Patents and trademarks	$19,508	$727	$18,781
Technology	6,380	1,122	5,258
Customer contracts	13,334	815	12,519
Non-compete agreement	37	13	24

	$39,259	$2,677	$36,582

Goodwill: (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill:
Schedule of goodwill

	December 31, 2012	December 31, 2011

Balance, beginning of period	$55,814	$8,202
Acquisition of Emer (note 4(a))	—	50,774
Acquisition of AFV (note 4(b))	—	2,701
Impact of foreign exchange	1,065	(5,863)

Balance, end of period	$56,879	$55,814

Accounts payable and accrued liabilities: (Tables)	12 Months Ended
Dec. 31, 2012
Accounts payable and accrued liabilities:
Schedule of accounts payable and accrued liabilities

	December 31, 2012	December 31, 2011

Trade accounts payable	$37,956	$37,651
Accrued payroll	8,539	8,157
Accrued interest	961	1,233
Income taxes payable	876	1,311
Due to joint venture and other payables	177	899

	$48,509	$49,251

Long-term debt: (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt:
Schedule of long-term debt

	December 31, 2012	December 31, 2011

Subordinated debenture notes (a)	$36,185	$35,398
Long-term payable (b)	9,836	9,330
Senior financing (c)	18,812	24,871
Senior revolving financing (c)	13,185	11,360
Other bank financing (d)	1,171	2,557
Capital lease obligations (e)	1,533	2,629
	80,722	86,145

Current portion	(28,566)	(20,568)

	$52,156	$65,577

(a)         On September 23, 2011, the Company raised $36,185 (CDN$36,000) through the issuance of debentures to Macquarie Private Wealth Inc. (“Macquarie”) on a private placement basis.

The debentures are unsecured and subordinated to senior indebtedness, mature on September 22, 2014, and bear interest at 9% per annum, payable in cash semi-annually in arrears on March 15 and September 15 of each year during the term, which commenced on March 15, 2012.

The debentures are redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures on or before March 22, 2013.  After March 22, 2013 and before maturity, the debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount.

The Company paid to Macquarie a cash commission equal to 3.85% of the gross proceeds of the offering totaling $1,460, which is included in other assets (note 8) and amortized over the term of the debentures.

(b)         On July 2, 2010, the Company acquired OMVL for $25,711.  A portion of the purchase price amounting to $10,021 (€7,600) is payable on the third anniversary of the closing date.  This amount is non-interest bearing and was discounted at market rates of interest on the acquisition date.  The difference between the carrying value of this liability and the principal amount is accreted to the principal amount using the effective interest rate of 3.72% over the term to maturity.  The amount outstanding is denominated in Euros, exposing the Company to foreign exchange changes.  The amount is guaranteed to the sellers of OMVL by Banca Intesa S.p.A with a cross guarantee from the Bank of Montreal with a letter of credit for $10,618 (CDN$10,564).

(c)          The senior financing agreement bears interest at the 6-month Euribor plus 1.7% or a rate of 2.0% as at December 31, 2012 and its carrying value is recorded at amortized cost using the effective interest rate method.  The principal repayment schedule of the remaining senior financing is as follows for the years ended December 31:

2013	$3,718
2014	4,090
2015	4,461
2016	4,647
2017	2,324
$19,240

The senior revolving financing facility bears interest at the 6-month Euribor plus 2.2% or a rate of 2.5% as at December 31, 2012 and will be repaid through one principal payment of $13,185 (€10,000) on September 30, 2017.

The Company has pledged its interest in Emer as a general guarantee for its senior financing and senior revolving financing.

Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants.  As of December 31, 2012, the Company is in compliance with all covenants under the financing arrangements.

(d)         Other bank financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 1.01% to 8.00% and are payable on maturity dates ranging from June 23, 2013 to June 23, 2017.

(e)          The Company has capital lease obligations that have initial terms of three to five years at interest rates ranging from 3.07% to 7.32%.  The capital lease obligations require the following minimum annual payments during the respective fiscal years:

2013	$836
2014	418
2015	276
2016	34
2017	2
1,566
Amount representing interest	(33)
$1,533

Schedule of principal repayment of the remaining senior financing
2013	$3,718
2014	4,090
2015	4,461
2016	4,647
2017	2,324
$19,240

Schedule of minimum annual payments for capital lease obligations
2013	$836
2014	418
2015	276
2016	34
2017	2
1,566
Amount representing interest	(33)
$1,533

Warranty liability: (Tables)	12 Months Ended
Dec. 31, 2012
Warranty liability:
Schedule of warranty liability

	December 31, 2012	December 31, 2011	March 31, 2011

Balance, beginning of period	$4,401	$1,314	$1,769
Warranty claims	(3,099)	(1,395)	(2,124)
Warranty accruals	5,303	4,530	1,740
Impact of foreign exchange	(225)	(48)	(71)
Balance, end of period	$6,380	$4,401	$1,314
Current portion	(2,072)	(1,187)	(154)
Long-term portion	4,308	3,214	1,160

Other long-term liabilities: (Tables)	12 Months Ended
Dec. 31, 2012
Other long-term liabilities:
Schedule of other long-term liabilities

	December 31, 2012	December 31, 2011

Severance indemnity (a)	$1,681	$1,914
Contingent consideration payable related to AFV acquisition (b)	856	428
Deferred lease inducements	69	118

	$2,606	$2,460

(a)         Italian law requires companies to make a mandatory termination payment to employees.  It is paid, as a lump sum, when the employment ends for any reason such as retirement, resignation or layoff.  The severance indemnity liability is calculated in accordance with local civil and labour laws based on each employee’s length of service, employment category and remuneration.  There is no vesting period or funding requirement associated with the liability.  The liability recorded in the consolidated balance sheet is the amount that the employee would be entitled to if the employee terminates immediately.  This liability for severance indemnities relates primarily to the Company’s employees in Italy.

(b)         The total purchase price to acquire AFV also includes earn-out payments payable in the Company’s shares and tied to revenue and production milestones to be achieved no later than December 31, 2014. This contingent consideration is estimated to have a fair value of $442 as at December 31, 2012 (December 31, 2011 - $428).

The Company also records compensation expense relating to two employees of AFV who receive earn-out payments in the Company’s shares that are tied to revenue and production milestones to be achieved no later than December 31, 2014 and contingent upon continuing employments. This contingent consideration is estimated to have a fair value of $414 as at December 31, 2012 (December 31, 2011 - nil).

Stock options and other stock-based plans: (Tables)	12 Months Ended
Dec. 31, 2012
Stock options and other stock-based plans:
Stock option activity

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)

Outstanding, beginning of period	328,027	$8.96	562,014	$8.46	1,051,589	$8.13

Granted	770,727	33.77	—	—	—	—
Exercised	(93,044)	10.49	(225,845)	7.87	(472,414)	7.19
Cancelled/expired	(9,663)	33.36	(8,142)	4.84	(17,161)	23.24

Outstanding, end of period	996,047	$27.78	328,027	$8.96	562,014	$8.46

Options exercisable, end of period	226,487	$8.06	311,360	$8.55	455,206	$7.75

Schedule of stock options by range of exercise prices

Range of exercise prices (CDN $)		Number outstanding, December 31, 2012	Weighted average remaining contractual life	Weighted average exercise price (CDN $)	Number exercisable, December 31, 2012	Weighted average exercise price (CDN $)

$ 3.22 to	$ 3.47	7,218	1.5	$3.31	7,218	$3.31
4.24 to	4.87	37,458	1.3	4.48	37,458	4.48
5.29 to	9.10	90,301	0.6	6.34	90,301	6.34
10.50 to	11.11	78,655	2.0	11.04	78,655	11.04
14.90 to	16.50	21,188	3.1	15.53	12,855	14.90
29.76 to	33.83	761,227	4.0	33.77	—	—

$ 3.22 to	$33.83	996,047	3.42	$27.78	226,487	$8.06

Schedule of RSU and PSU activity

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Outstanding, beginning of period	1,250,917	$18.04	1,377,237	$12.19	1,194,913	$8.56

Granted	185,705	$35.99	269,292	$35.70	424,149	$22.78
Exercised	(337,228)	$19.34	(391,612)	$9.61	(241,825)	$12.81
Cancelled/expired	(4,300)	$19.67	(4,000)	$18.61	—	—

Outstanding, end of period	1,095,094	$20.68	1,250,917	$18.04	1,377,237	$12.19

Units outstanding and exercisable, end of period	262,615	$8.86	276,931	$7.97	541,534	$6.91

Schedule of unvested RSU and PSU activity

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Unvested, beginning of period	973,986	$20.90	835,703	$15.62	1,012,418	$8.16

Granted	185,705	$35.99	269,292	$35.70	424,149	$22.78
Vested	(322,912)	$21.64	(127,009)	$17.55	(548,733)	$7.58
Cancelled/expired	(4,300)	$18.61	(4,000)	$18.61	(52,131)	$13.64

Unvested, end of period	832,479	$24.41	973,986	$20.90	835,703	$15.62

Schedule of aggregate intrinsic value of stock option awards and share units

	December 31, 2012 CDN$	December 31, 2011 CDN$

Stock options:
Outstanding	$4,219	$8,138
Exercisable	4,137	7,851
Exercised	2,398	5,849
Share units:
Outstanding	$28,823	$42,234
Exercisable	6,912	9,352
Exercised	15,135	7,688

Schedule of stock-based compensation included in operating expenses

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development	$2,251	$825	$627
General and administrative	6,752	3,302	2,958
Sales and marketing	3,465	2,052	1,338

	$12,468	$6,179	$4,923

Research and development expenses: (Tables)	12 Months Ended
Dec. 31, 2012
Research and development expenses:
Schedule of research and development expenses

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development expenses	$74,040	$37,178	$25,602
Program funding (note 16)	(842)	(604)	(982)

Research and development	$73,198	$36,574	$24,620

Income taxes: (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes:
Schedule of reconciliation of income tax provision

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Loss before income taxes	$(97,036)	$(46,954)	$(41,721)

Expected income tax recovery	$24,259	$12,443	$11,682

Reduction (increase) in income taxes resulting from:
Non-deductible stock-based compensation	(3,019)	(1,642)	(1,379)
Other permanent differences	2,158	(87)	(600)
Withholding taxes	(1,187)	(500)	(303)
Change in enacted rates	(62)	(189)	24
Foreign tax rate differences, foreign exchange and other adjustments	382	552	(710)
Non-taxable income from equity investment	3,308	3,974	1,888
Change in valuation allowance	(27,577)	(13,391)	(11,023)

Income tax recovery (expense)	$(1,738)	$1,160	$(421)

Schedule of significant components of net deferred income tax assets and liabilities

	December 31, 2012	December 31, 2011

Deferred income tax assets:
Net operating loss carry forwards	$76,496	$51,240
Intangible assets	1,557	873
Property, plant and equipment	5,703	3,109
Financing and share issuance costs	3,248	5,212
Warranty liability	2,013	1,073
Deferred revenue	1,601	861
Inventory	2,300	1,972
Unrealized foreign exchange	595	1,324
Research and development	2,132	2,086
Other	3,917	1,782

Total gross deferred income tax assets	99,562	69,532
Valuation allowance	(89,033)	(61,456)

Total deferred income tax assets	10,529	8,076

Deferred income tax liabilities:
Intangible assets	8,784	6,696
Property, plant and equipment	3,297	3,878
Other	575	—
Total deferred income tax liabilities	12,656	10,574

Total net deferred income tax liabilities	$2,127	$2,498

Allocated as follows:
Current deferred income tax assets	$7,183	$15
Current deferred income tax liabilities	(65)	—
Long-term deferred income tax assets	—	933
Long-term deferred income tax liabilities	(9,245)	(3,446)
Total net deferred income tax liabilities	$(2,127)	$(2,498)

Summary of changes in deferred income tax asset valuation allowance
		Nine months
	Year ended	ended
	December 31,	December 31,
	2012	2011

Beginning balance	$61,456	$48,065
Additions	27,639	13,391
Reductions	(62)	—
Ending valuation allowance	$89,033	$61,456

Schedule of components of income tax recovery (expense)

	Net income (loss) before income	Income tax recovery (expense)
	taxes	Current	Deferred	Total

Year ended December 31, 2012:
Canada	$(93,688)	$(1,339)	$(53)	$(1,392)
United States	(1,589)	62	—	62
Italy	(318)	(775)	(25)	(800)
Other	(1,441)	(95)	487	392

	$(97,036)	$(2,147)	$409	$(1,738)

Nine months ended December 31, 2011:
Canada	$(45,899)	$(500)	$—	$(500)
United States	(1,862)	(95)	—	(95)
Italy	(1,342)	(388)	2,205	1,817
Other	2,149	(45)	(17)	(62)

	$(46,954)	$(1,028)	$2,188	$1,160

Year ended March 31, 2011:
Canada	$(39,219)	$(304)	$(32)	$(336)
United States	(2,121)	—	—	—
Italy	1,015	372	(457)	(85)
Other	(1,396)	—	—	—

	$(41,721)	$68	$(489)	$(421)

Schedule of loss carry forwards in various jurisdictions available to offset future taxable income

Expiring in:	2013	2014	2015	2016	2017	2025 and later	Total

Canada	$2,717	$2,521	$—	$—	$—	$283,624	$288,862
Italy	—	—	—	—	—	4,247	4,247
United States	—	—	—	—	—	3,433	3,433
Sweden	—	—	—	—	—	4,752	4,752
Other	63	522	215	303	1,821	44	2,968

Total	$2,780	$3,043	215	$303	1,821	$296,100	$304,262

Related party transactions: (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions:
Schedule of related party transactions

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development	$223	$148	$314
General and administrative	1,007	338	1,164
Sales and marketing	2,830	2,598	3,501

	$4,060	$3,084	$4,979

Commitments and contingencies: (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies:
Schedule of obligations under operating lease arrangements
2013	$4,785
2014	4,264
2015	3,700
2016	3,372
2017	2,118
Thereafter	1,119
$19,358

Segmented information: (Tables)	12 Months Ended
Dec. 31, 2012
Segmented information:
Schedule of segment information

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Revenue:
Applied Technologies	$91,675	$55,064	$22,053
On-Road Systems	40,706	22,451	6,594
Corporate and Technology Investments	23,245	10,181	8,128
CWI	198,015	138,844	111,287
WWI	272,086	84,917	53,127
Total segment revenues	625,727	311,457	201,189
Less: equity investees revenues	470,101	223,761	164,414
Total consolidated revenues	$155,626	$87,696	$36,775

Net operating income (loss) excluding depreciation and amortization:
Applied Technologies	$10,868	$1,051	$(5,170)
On-Road Systems	(43,503)	(32,625)	(19,985)
New Markets and Off-Road Systems	(12,324)	(2,670)	—
Corporate and Technology Investments	(50,022)	(19,767)	(15,698)
CWI	35,368	42,832	25,399
WWI	9,765	4,879	3,373
Net segment operating income (loss)	(49,848)	(6,300)	(12,081)
Less: equity investees operating income	45,133	47,711	28,772
Net consolidated operating income (loss) excluding depreciation and amortization:	$(94,981)	$(54,011)	$(40,853)
Depreciation and amortization:
Applied Technologies	$(7,905)	$(5,048)	$(1,305)
On-Road Systems and Corporate	(3,490)	(1,152)	(2,070)
	(11,395)	(6,200)	(3,375)

Net consolidated operating loss before foreign exchange loss (gain), bank changes, interest and other:	(106,376)	(60,211)	(44,228)

Foreign exchange loss (gain), bank changes, interest and other	1,922	904	2,693

Loss before undernoted	(108,298)	(61,115)	(46,921)

Interest on long-term debt and other income (expense), net	(4,928)	(2,337)	(2,385)
Income from investment accounted for by the equity method (note 7)	16,190	16,498	7,585

Loss before income taxes	$(97,036)	$(46,954)	$(41,721)

Total additions to long-lived assets excluding business combinations:	$31,566	$13,392	$3,613

Schedule of total assets, by segment

	December 31, 2012	December 31, 2011

Applied Technologies	$161,206	$165,192
On-Road Systems	85,401	49,347
Corporate and unallocated assets	243,470	106,517
CWI	69,577	72,436
WWI	86,997	41,911
	$646,651	$435,403
Less: equity investees total assets	156,574	114,347

Total consolidated assets	$490,077	$321,056

Schedule of capital assets and goodwill information by geographic area

	December 31, 2012	December 31, 2011

Italy	$90,474	$94,889
Canada	40,799	27,006
United States	12,463	1,312
Sweden	5,253	5,378
China	6,524	3,087
Australia	601	32
	$156,114	$131,704
Less: equity investees long-lived assets	5,826	3,900

Total consolidated long-lived assets	$150,288	$127,804

Financial instruments: (Tables)	12 Months Ended
Dec. 31, 2012
Financial instruments:
Schedule of contractual maturities of financial obligations

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	> 5 years

Accounts payable and accrued liabilities	$48,509	$48,509	$48,509	$—	$—	$—
Unsecured subordinated debentures (1)	36,185	40,929	2,302	38,627	—	—
Long-term payable (2)	9,386	10,021	10,021	—	—	—
Senior financing (3)	18,812	19,240	3,718	8,551	6,971	—
Senior revolving financing (4)	13,185	13,185	13,185	—	—	—
Other bank financing	1,171	1,176	392	300	342	142
Other long-term debt	1,533	1,533	836	661	36	—
Operating lease commitments	—	19,358	4,785	7,964	5,490	1,119
Royalty payments(5)	—	22,906	1,357	21,549	—	—

	$129,605	$176,857	$85,105	$77,652	$12,839	$1,261

(1)         Includes interest at 9%.

(2)         Includes interest at 3.72%.

(3)         Includes interest at 2.0%, the rate in effect at December 31, 2012.

(4)         Includes interest at 2.3%, the rate in effect at December 31, 2012.

(5)         From fiscal 2011 to 2015, inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,357 (CDN$1,350) or 0.33% of the Company’s gross annual revenue from all sources, provided that gross revenue exceeds CDN$13,500 in any aforementioned fiscal year, up to a maximum of $28,333 (CDN$28,189). The Company has assumed the minimum required payments.

Schedule of carrying amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet

U.S. dollars

Cash and cash equivalents	$169,369
Short-term investments	24,442
Accounts receivable	7,864
Accounts payable	3,673

Euros

Cash and cash equivalents	€387
Current portion of long-term debt	7,459

Company organization and operations: (Details)	12 Months Ended
Dec. 31, 2012 l
Minimum
Company organization and operations
Capacity of medium fuel engines (in litres)	5.9
Capacity of heavy-duty fuel engines (in litres)	11
Capacity of high horsepower fuel engines (in litres)	16
Maximum
Company organization and operations
Capacity of light fuel engines (in litres)	5.9
Capacity of medium fuel engines (in litres)	8.9
Capacity of heavy-duty fuel engines (in litres)	16

Significant accounting policies: (Details)	12 Months Ended								9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Buildings	Dec. 31, 2012 Computer equipment and software	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2012 Machinery and equipment Minimum	Dec. 31, 2012 Machinery and equipment Maximum	Dec. 31, 2011 Canadian dollar	Dec. 31, 2012 Canadian dollar	Mar. 31, 2011 Canadian dollar	Dec. 31, 2011 Euro	Mar. 31, 2011 Euro	Dec. 31, 2012 Euro	Dec. 31, 2011 Swedish Krona	Dec. 31, 2012 Swedish Krona
Significant accounting policies
Year-end exchange rate (as a percent)									1.02	0.99		1.3		1.32	0.15	0.15
Average exchange rate (as a percent)									1.01	1	0.98	1.4	1.34	1.29	0.15	0.15
Useful life of property, plant and equipment				10 years	3 years	5 years	8 years	10 years
Estimated useful lives of intangible assets		5 years	20 years
Standard warranty coverage period	2 years
Period for determination of product specific experience		1 year	1 year 3 months
Period for determinaton of clear experience		2 years	3 years
Period at the end of which absolute stock price is considered to determine the performance for vesting of units under market conditions	2 years
Period after which stock price relative to Synthetic Clean Tech Index of comparative companies is considered to determine the performance for vesting of units under market conditions	2 years

Business combinations: (Details) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Jul. 31, 2011 Emer USD ($)	Dec. 31, 2011 Emer USD ($)	Dec. 31, 2011 Emer USD ($)	Mar. 31, 2011 Emer USD ($)	Jul. 02, 2011 Emer USD ($)	Jul. 31, 2011 Emer Minimum	Jul. 31, 2011 Emer Maximum	Oct. 31, 2011 AFV USD ($)	Dec. 31, 2011 AFV USD ($)	Dec. 31, 2011 AFV USD ($)	Mar. 31, 2011 AFV USD ($)	Oct. 11, 2011 AFV USD ($)	Oct. 11, 2011 AFV CAD	Mar. 20, 2012 AEC USD ($)	Mar. 20, 2012 AEC AUD	Dec. 31, 2012 AEC USD ($)
Business combinations
Percentage of outstanding shares acquired										100.00%							100.00%	100.00%
Number of common shares issued						881,860							33,161
Closing price of shares (in dollars per share)										$ 25.06							$ 28.74	29.56
Existing net debt assumed						$ 77,000							$ 1,087
Repayment of debt	53,057	6,725	117			36,300							420
Balance amount of debt assumed										40,700							667
Consideration allocated to:
Property, plant and equipment										17,644
Other tangible assets, including cash										60,532
Total tangible assets																	2,161		685
Intangible assets subject to amortization										32,954							2,638		832
Goodwill										50,774							2,701
Total assets acquired										161,904							7,500		1,517
Long-term debt										(83,272)
Other liabilities										(38,926)
Total liabilities																	(3,561)		(392)
Total net assets acquired										39,706							3,939		1,125
Consideration:
Cash										17,607							2,558		1,125	1,082
Common shares										22,099							953
Contingent consideration payable	428	442															428
Fair value of consideration										39,706							3,939
Cash										11,073							8
Amortization period of intangible assets				5 years	20 years						5 years	20 years	8 years						8 years	8 years
Foreign exchange rate used to translate net assets acquired, liabilities assumed and purchase consideration										1.45							6.6712	6.6712	1.04	1.04
Consolidated revenue							31,831							2,566
Consolidated net loss							1,924							191
Consolidated pro forma revenue								247,216	219,609						201,707	148,062
Consolidated pro forma net loss								54,927	31,322						43,064	42,724
Acquisition related expenses								$ 1,683							$ 93						$ 280

Accounts receivable: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable:
Customer trade receivable	$ 39,754	$ 43,181
Government funding receivable	541	582
Due from joint venture (note 21)	2,127	416
Other receivables	1,916	7,528
Income taxes receivable	172
Allowance for doubtful accounts	(321)	(785)
Accounts receivable, net	$ 44,189	$ 50,922

Inventories: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Inventories:
Purchased parts	$ 19,989	$ 25,454
Assembled parts	4,198	4,870
Work-in-process	6,994	7,516
Finished goods	6,360	7,385
Obsolescence provision	(515)	(279)
Inventories, net	37,026	44,946
Write-down to net realizable value of inventory	430	233
Cost of revenue related to product revenue	67,093	102,486	23,993
Cost of revenue related to parts revenue	$ 67,093	$ 102,486	$ 23,993

Long-term investments: (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jul. 31, 2010	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Long-term investments
Long-term investments			$ 26,307	$ 19,118
Amount invested			955		4,316
Income from equity method investments			16,498	16,190	7,585
Weichi Westport Inc.
Long-term investments
Long-term investments			7,732	11,275
Amount invested	955	4,316
Equity interest (as a percent)				35.00%
Income from equity method investments			1,438	2,881	997
Cummins Westport Inc.
Long-term investments
Long-term investments			17,792	7,138
Equity interest (as a percent)				50.00%
Other equity accounted for investees
Long-term investments
Long-term investments			$ 783	$ 705

Long-term investments: (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Weichi Westport Inc.
Current assets
Cash and short-term investments	$ 3,073	$ 1,145
Accounts receivable	10,005	21,512
Inventory	23,903	55,109
Other current assets	751	1,053
Long-term assets:
Long-term assets	4,179	8,178
Total assets	41,911	86,997
Current liabilities:
Accounts payable and accrued liabilities	20,567	49,125
Other current liabilities	4,248	12,055
Current liabilities	24,815	61,180
Long-term liabilities:
Product revenue	84,917	272,086	53,127
Cost of revenue and expenses:
Cost of product and parts revenue	70,345	234,266	43,130
Operating expenses	9,693	28,055	6,624
Cost of revenue and expenses	80,038	262,321	49,754
Income before income taxes	4,879	9,765	3,373
Income tax recovery (expense):
Current	1,364	1,536	528
Income for the period	3,515	8,229	2,845
Cummins Westport Inc.
Current assets
Cash and short-term investments	17,403	44,371
Accounts receivable	4,717	6,995
Loan receivable	38,818
Current portion of deferred income tax assets	6,432	7,304
Other current assets	89	225
Long-term assets:
Property, plant and equipment	835	896
Deferred income tax assets	4,142	9,786
Long-term assets	4,977	10,682
Total assets	72,436	69,577
Current liabilities:
Accounts payable and accrued liabilities	5,878	7,274
Current portion of warranty liability	11,791	13,317
Current portion of deferred revenue	2,668	3,862
Current liabilities	20,337	24,453
Long-term liabilities:
Warranty liability	8,039	17,501
Deferred revenue	7,451	9,968
Other long-term liabilities	644	1,312
Long-term liabilities	16,134	28,781
Total liabilities	36,471	53,234
Product revenue	114,518	161,741	84,612
Parts revenue	24,326	36,274	26,675
Total revenue	138,844	198,015	111,287
Cost of revenue and expenses:
Cost of product and parts revenue	78,837	136,575	66,989
Research and development	6,720	12,114	10,043
General and administrative	796	1,417	1,181
Sales and marketing	9,659	12,541	7,675
Foreign exchange loss (gain)	(2,023)	(18)	160
Bank charges, interest and other	369	472	299
Cost of revenue and expenses	94,358	163,101	86,347
Income before undernoted	44,486	34,914	24,940
Interest and investment income	297	530	284
Income before income taxes	44,783	35,444	25,224
Income tax recovery (expense):
Current	18,602	16,362	8,954
Deferred	1,775	6,517	(272)
Income tax recovery (expense)	(16,827)	(9,845)	(9,226)
Income for the period	27,956	25,599	15,998
Income attributable to Joint Venture Partner	(13,978)	(12,367)	(7,999)
Income attributable to the Company	$ 13,978	$ 13,232	$ 7,999

Long-term investments: (Details 3)	12 Months Ended
Dec. 31, 2012
Long-term investments
Percentage of profit sharing	75.00%
Cummins Westport Inc.
Long-term investments
Term of joint venture	10 years
Number of parties	1
Percentage of profit sharing	25.00%
Cummins Westport Inc. | Minimum
Long-term investments
Displacement range in relation to engines for on-road applications for its development and manufacture	5.9
Cummins Westport Inc. | Maximum
Long-term investments
Displacement range in relation to engines for on-road applications for its development and manufacture	12

Other assets: (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Oct. 31, 2010	Dec. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Oct. 15, 2010
Other assets:
Note receivable				$ 2,446
Deferred financing charges		902		1,323
Other		950		259
Other assets		1,852		4,028
Current portion				(2,034)
Long term portion		1,852		1,994
Amount loaned under a Note and Warrant Purchase Agreement					2,200
Number of warrants received (in shares)	1,427,179
Warrants representing current outstanding shares (as a percent)					20.00%
Purchase price per share (in dollars per share)					$ 0.1
Maturity period of loan	5 years
Interest rate on loan receivable (as a percent)		12.50%
Loan principal and accrued interest repaid			$ 2,494

Property, plant and equipment: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Property, plant and equipment:
Cost	$ 80,729	$ 112,405
Accumulated amortization	45,321	54,211
Net book value	35,408	58,194
Depreciation expense	4,394	8,131	2,783
Land and buildings
Property, plant and equipment:
Cost	668	575
Accumulated amortization	124	64
Net book value	544	511
Computer equipment and software
Property, plant and equipment:
Cost	8,903	11,529
Accumulated amortization	7,246	8,140
Net book value	1,657	3,389
Furniture and fixtures
Property, plant and equipment:
Cost	2,072	4,032
Accumulated amortization	1,602	1,913
Net book value	470	2,119
Machinery and equipment
Property, plant and equipment:
Cost	54,156	80,667
Accumulated amortization	27,288	34,219
Net book value	26,868	46,448
Cost of asset held under capital lease	15,448	16,532
Net book value of asset held under capital lease	3,662	2,587
Leasehold improvements
Property, plant and equipment:
Cost	14,930	15,602
Accumulated amortization	9,061	9,875
Net book value	$ 5,869	$ 5,727

Intangible assets: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Intangible assets:
Cost	$ 39,259	$ 41,601
Accumulated amortization	2,677	6,386
Net book value	36,582	35,215
Amortization of intangible assets	1,806	3,264	592
Expected amortization of intangible assets
2013		3,500
2014		3,500
2015		3,500
2016		3,500
2017		3,500
Patents and trademarks
Intangible assets:
Cost	19,508	20,192
Accumulated amortization	727	1,758
Net book value	18,781	18,434
Technology
Intangible assets:
Cost	6,380	6,961
Accumulated amortization	1,122	1,901
Net book value	5,258	5,060
Customer contracts
Intangible assets:
Cost	13,334	14,404
Accumulated amortization	815	2,709
Net book value	12,519	11,695
Non-compete agreement
Intangible assets:
Cost	37	44
Accumulated amortization	13	18
Net book value	$ 24	$ 26

Goodwill: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Goodwill
Balance, beginning of period	$ 8,202	$ 55,814
Impact of foreign exchange	(5,863)	1,065
Balance, end of period	55,814	56,879
Emer
Goodwill
Acquisition during period	50,774
AFV
Goodwill
Acquisition during period	$ 2,701

Accounts payable and accrued liabilities: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accrued liabilities:
Trade accounts payable	$ 37,956	$ 37,651
Accrued payroll	8,539	8,157
Accrued interest	961	1,233
Income taxes payable	876	1,311
Due to joint venture and other payables	177	899
Accounts payable and accrued liabilities	$ 48,509	$ 49,251

Long-term debt: (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 CAD	Jul. 02, 2010 OMVL USD ($)	Jul. 02, 2010 OMVL CAD	Sep. 30, 2011 Subordinated debenture notes USD ($)	Sep. 30, 2011 Subordinated debenture notes CAD	Dec. 31, 2012 Subordinated debenture notes USD ($)	Dec. 31, 2011 Subordinated debenture notes USD ($)	Dec. 31, 2012 Long-term payable USD ($)	Dec. 31, 2011 Long-term payable USD ($)	Jul. 31, 2010 Long-term payable OMVL	Dec. 31, 2012 Long-term payable OMVL EUR (€)	Jul. 02, 2010 Long-term payable OMVL USD ($)	Jul. 02, 2010 Long-term payable OMVL EUR (€)	Dec. 31, 2012 Senior financing USD ($)	Dec. 31, 2011 Senior financing USD ($)	Dec. 31, 2012 Senior revolving financing USD ($) item	Dec. 31, 2011 Senior revolving financing USD ($)	Dec. 31, 2012 Senior revolving financing September 30, 2017 USD ($)	Dec. 31, 2012 Senior revolving financing September 30, 2017 EUR (€)	Dec. 31, 2012 Letter of credit	Dec. 31, 2011 Letter of credit USD ($)	Dec. 31, 2012 Other bank financing USD ($)	Dec. 31, 2011 Other bank financing USD ($)	Dec. 31, 2012 Other bank financing Minimum	Dec. 31, 2012 Other bank financing Maximum	Dec. 31, 2012 Capital lease obligations USD ($)	Dec. 31, 2011 Capital lease obligations USD ($)	Dec. 31, 2012 Capital lease obligations Minimum	Dec. 31, 2012 Capital lease obligations Maximum
Long-term debt:
Long-term debt	$ 80,722	$ 86,145						$ 36,185	$ 35,398	$ 9,836	$ 9,330					$ 18,812	$ 24,871	$ 13,185	$ 11,360					$ 1,171	$ 2,557			$ 1,533	$ 2,629
Current portion of long-term debt	(28,566)	(20,568)
Long-term debt excluding current maturities	52,156	65,577
Debt raised						36,185	36,000
Fixed interest rate (as a percent)								9.00%
Ratio of redemption price to principal amount of the debentures after September 22, 2012 and on or before March 22, 2013								1.15
Ratio of redemption price to principal amount of the debentures after March 22, 2013								1.1
Cash commission as percentage of principal amount								3.85%
Cash commission paid								1,460
Purchase price of business acquired				25,711
Portion of the purchase price payable on the third anniversary													7,600	10,021	7,600
Period from acquisition date, after which portion of the purchase price becomes payable												3 years
Effective interest rate (as a percent)													3.72%
Outstanding letter of credit issued as cross guarantee				10,618	10,564
Variable base rate																6-month Euribor		6-month Euribor
Spread on variable rate (as a percent)																1.70%		2.20%
Principal repayment schedule
2013																3,718
2014																4,090
2015																4,461
2016																4,647
2017																2,324
Total principal repayment																19,240
Effective interest rate at period end (as a percent)																2.00%		2.50%
Number of installments of principal payment																		1
Principal payments																				13,185	10,000
Interest rate (as a percent)																						0.75%				1.01%	8.00%			3.07%	7.32%
Amount of Credit facility Drawn
Initial lease term of capital lease obligation																														3 years	5 years
Minimum annual payments under capital lease obligations
2013																												836
2014																												418
2015																												276
2016																												34
2017																												2
Minimum annual payments																												1,566
Amount representing interest																												(33)
Minimum annual payments excluding interest																												1,533
Maximum borrowing capacity			30,000

Warranty liability: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Continuity of warranty liability
Balance, beginning of period	$ 1,314	$ 4,401	$ 1,769
Warranty claims	(1,395)	(3,099)	(2,124)
Warranty accruals	4,530	5,303	1,740
Impact of foreign exchange	(48)	(225)	(71)
Balance, end of period	4,401	6,380	1,314
Current portion	(1,187)	(2,072)	(154)
Long-term portion	$ 3,214	$ 4,308	$ 1,160

Other long-term liabilities: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Other long-term liabilities:
Severance indemnity	$ 1,681	$ 1,914
Contingent consideration payable related to AFV acquisition	856	428
Deferred lease inducements	69	118
Other long-term liabilities	2,606	2,460
Additional Other Liabilities Disclosure [Abstract]
Contingent consideration, fair value	442	428
Number of employees which will receive earn-out payments	2
Contingent consideration compensation, fair value	$ 414

Government assistance: (Details) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2011 ITO USD ($)	Dec. 31, 2012 ITO USD ($)	Dec. 31, 2012 ITO CAD	Mar. 31, 2011 ITO USD ($)	Dec. 31, 2012 Government of Canada's Department of Natural Resources USD ($)	Dec. 31, 2012 Government of Canada's Department of Natural Resources CAD
Government assistance
Government assistance received or receivable	$ 604	$ 842	$ 982
Annual royalties required to be paid					1,357	1,350
Royalties to be paid as percentage of gross revenues					0.33%	0.33%		1.00%	1.00%
Minimum revenue considered for payment of royalties					13,569	13,500
Cumulative amount of royalties to be paid					28,345	28,200		1,005	1,000
Royalties paid or payable				1,327	1,350		1,392
Royalties accrued				996	1,350
Cumulative royalties paid						5,400
Period for payment of royalties								10 years	10 years

Share capital: (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended
	Feb. 27, 2012 USD ($)	Nov. 30, 2010 USD ($)	Dec. 31, 2011	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Nov. 15, 2010 USD ($)	Jul. 31, 2011 Emer	Jul. 02, 2011 Emer USD ($)	Oct. 31, 2011 AFV	Oct. 11, 2011 AFV USD ($)	Oct. 11, 2011 AFV CAD
Share capital:
Common shares issued	6,325,000	6,957,500	568,276	513,490	662,108
Shares issue price (in dollars per share)	$ 43.25					$ 17.5
Gross proceeds from issuance of common shares	$ 273,556	$ 121,756		$ 273,556	$ 121,756
Share issuance costs	$ 8,126	$ 6,069		$ 8,126	$ 6,069
Details of share capital related to business acquisition
Common shares issued as part of consideration for acquisition							881,860		33,161
Price of shares issued as part of consideration for acquisition (in dollars per share)								$ 25.06		$ 28.74	29.56

Stock options and other stock-based plans: (Details) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2011 Stock options USD ($)	Dec. 31, 2011 Stock options CAD	Dec. 31, 2012 Stock options USD ($)	Dec. 31, 2012 Stock options CAD	Mar. 31, 2011 Stock options USD ($)	Mar. 31, 2011 Stock options CAD	Dec. 31, 2012 Stock options Maximum
Stock options and other stock-based plans
Shares reserved under the stock compensation plan		3,026,645
Exercise period of award										8 years
Number of shares
Outstanding, beginning of period (in shares)				562,014	562,014	328,027	328,027	1,051,589	1,051,589
Granted (in shares)						770,727	770,727
Exercised (in shares)				(225,845)	(225,845)	(93,044)	(93,044)	(472,414)	(472,414)
Cancelled/expired (in shares)				(8,142)	(8,142)	(9,663)	(9,663)	(17,161)	(17,161)
Outstanding, end of period (in shares)				328,027	328,027	996,047	996,047	562,014	562,014
Options exercisable, end of period (in shares)				311,360	311,360	226,487	226,487	455,206	455,206
Weighted average exercise price
Outstanding, beginning of period (in Canadian dollars per share)					8.46		8.96		8.13
Granted (in Canadian dollars per share)							33.77
Exercised (in Canadian dollars per share)					7.87		10.49		7.19
Cancelled/expired (in Canadian dollars per share)					4.84		33.36		23.24
Outstanding, end of period (in Canadian dollars per share)					8.96		27.78		8.46
Options exercisable, end of period (in Canadian dollars per share)					8.55		8.06		7.75
Aggregate disclosure
Stock-based compensation expense	$ 6,179	$ 12,468	$ 4,923	$ 352		$ 2,705		$ 547
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)						47.79%	47.79%
Risk free interest rate (as a percent)						0.38%	0.38%
Expected life						3 years	3 years
Weighted average grant date fair value						$ 10.97
Unrecognized compensation cost
Compensation cost yet to be recognized						$ 5,642
Weighted average period for recognition of compensation cost						2 years	2 years

Stock options and other stock-based plans: (Details 2) (Stock options, CAD)	12 Months Ended
Dec. 31, 2012
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	3.22
Exercise price, high end of the range (in Canadian dollars per share)	33.83
Number outstanding (in shares)	996,047
Weighted average remaining contractual life	3 years 5 months 1 day
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	27.78
Number exercisable (in shares)	226,487
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	8.06
$ 3.22 to $ 3.47
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	3.22
Exercise price, high end of the range (in Canadian dollars per share)	3.47
Number outstanding (in shares)	7,218
Weighted average remaining contractual life	1 year 6 months
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	3.31
Number exercisable (in shares)	7,218
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	3.31
$ 4.24 to $ 4.87
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	4.24
Exercise price, high end of the range (in Canadian dollars per share)	4.87
Number outstanding (in shares)	37,458
Weighted average remaining contractual life	1 year 3 months 18 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	4.48
Number exercisable (in shares)	37,458
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	4.48
$ 5.29 to $ 9.10
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	5.29
Exercise price, high end of the range (in Canadian dollars per share)	9.1
Number outstanding (in shares)	90,301
Weighted average remaining contractual life	7 months 6 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	6.34
Number exercisable (in shares)	90,301
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	6.34
$ 10.50 to $ 11.11
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	10.5
Exercise price, high end of the range (in Canadian dollars per share)	11.11
Number outstanding (in shares)	78,655
Weighted average remaining contractual life	2 years
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	11.04
Number exercisable (in shares)	78,655
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	11.04
$ 14.90 to $ 16.50
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	14.9
Exercise price, high end of the range (in Canadian dollars per share)	16.5
Number outstanding (in shares)	21,188
Weighted average remaining contractual life	3 years 1 month 6 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	15.53
Number exercisable (in shares)	12,855
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	14.9
$ 29.76 to $ 33.83
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	29.76
Exercise price, high end of the range (in Canadian dollars per share)	33.83
Number outstanding (in shares)	761,227
Weighted average remaining contractual life	4 years
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	33.77

Stock options and other stock-based plans: (Details 3) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2011 Share units USD ($)	Dec. 31, 2011 Share units CAD	Dec. 31, 2012 Share units USD ($)	Dec. 31, 2012 Share units CAD	Mar. 31, 2011 Share units USD ($)	Mar. 31, 2011 Share units CAD
Stock options and other stock-based plans
Stock-based compensation expense	$ 6,179	$ 12,468	$ 4,923	$ 5,827		$ 9,763		$ 4,376
Number of units
Outstanding, beginning of period (in shares)				1,377,237	1,377,237	1,250,917	1,250,917	1,194,913	1,194,913
Granted (in shares)				269,292	269,292	185,705	185,705	424,149	424,149
Exercised (in shares)				(391,612)	(391,612)	(337,228)	(337,228)	(241,825)	(241,825)
Cancelled/expired (in shares)				(4,000)	(4,000)	(4,300)	(4,300)
Outstanding, end of period (in shares)				1,250,917	1,250,917	1,095,094	1,095,094	1,377,237	1,377,237
Units outstanding and exercisable, end of period (in shares)				276,931	276,931	262,615	262,615	541,534	541,534
Weighted average grant date fair value
Outstanding, beginning of period (in Canadian dollars per share)					12.19		18.04		8.56
Granted (in Canadian dollars per share)					35.7		35.99		22.78
Exercised (in Canadian dollars per share)					9.61		19.34		12.81
Cancelled/expired (in Canadian dollars per share)					18.61		19.67
Outstanding, end of period (in Canadian dollars per share)					18.04		20.68		12.19
Units outstanding and exercisable, end of period (in Canadian dollars per share)					7.97		8.86		6.91
Nonvested, number of units
Unvested, beginning of period (in shares)				835,703	835,703	973,986	973,986	1,012,418	1,012,418
Granted (in shares)				269,292	269,292	185,705	185,705	424,149	424,149
Vested (in shares)				(127,009)	(127,009)	(322,912)	(322,912)	(548,733)	(548,733)
Canceled or expired (in shares)				(4,000)	(4,000)	(4,300)	(4,300)	(52,131)	(52,131)
Unvested, end of period (in shares)				973,986	973,986	832,479	832,479	835,703	835,703
Nonvested, weighted average grant date fair value
Unvested, beginning of period (in Canadian dollars per share)					15.62		20.9		8.16
Granted (in Canadian dollars per share)					35.7		35.99		22.78
Vested (in Canadian dollars per share)					17.55		21.64		7.58
Cancelled or expired (in Canadian dollars per share)					18.61		18.61		13.64
Unvested, end of period (in Canadian dollars per share)					20.9		24.41		15.62
Unrecognized compensation cost
Compensation cost yet to be recognized						$ 11,127
Weighted average period for recognition of compensation cost						1 year 7 days	1 year 7 days

Stock options and other stock-based plans: (Details 4) (CAD) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Stock options
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)		47.79%
Risk free interest rate (as a percent)		0.38%
Aggregate intrinsic value of stock options
Outstanding (in Canadian dollars)	8,138	4,219
Exercisable (in Canadian dollars)	7,851	4,137
Exercised (in Canadian dollars)	5,849	2,398
Share units
Stock options and other stock-based plans
Awards subject to market and service conditions (in shares)		66,428
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)		55.95%
Risk free interest rate (as a percent)		0.93%
Vested (in shares)	127,009	322,912	548,733
Aggregate intrinsic value of share units
Outstanding (in Canadian dollars)	42,234	28,823
Exercisable (in Canadian dollars)	9,352	6,912
Exercised (in Canadian dollars)	7,688	15,135
Share units | Units granted after January 1, 2012
Weighted average assumptions
Period for which absolute stock prices to be considered for determining payout factors		2 years
Portion of awards vesting (as a percent)		50.00%
Vesting period for portion one of the awards		2 years
Vesting period for portion two of the awards		3 years
Share units | Units granted prior to January 1, 2012
Weighted average assumptions
Period for which absolute stock prices to be considered for determining payout factors		2 years
Period for which stock price relative to Synthetic Clean Tech index of comparative companies to be considered for determining payout factors		P2Y
Portion of awards vesting (as a percent)		50.00%
Vesting period for portion one of the awards		2 years
Vesting period for portion two of the awards		3 years
PSUs | Units granted prior to January 1, 2012
Weighted average assumptions
Vested (in shares)		83,218
Payout factor (as a percent)		200.00%

Stock options and other stock-based plans: (Details 5) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	$ 6,179	$ 12,468	$ 4,923
Research and development
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	825	2,251	627
General and administrative
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	3,302	6,752	2,958
Sales and marketing
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	$ 2,052	$ 3,465	$ 1,338

Research and development expenses: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Research and development expenses:
Research and development expenses	$ 37,178	$ 74,040	$ 25,602
Program funding	(604)	(842)	(982)
Research and development	$ 36,574	$ 73,198	$ 24,620

Income taxes: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Income taxes:
Income Taxes, Foreign Statutory Corporate Tax Rate	26.50%	25.00%	28.00%
Difference in income tax provision from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate
Loss before income taxes	$ (46,954)	$ (97,036)	$ (41,721)
Expected income tax recovery	12,443	24,259	11,682
Reduction (increase) in income taxes resulting from:
Non-deductible stock-based compensation	(1,642)	(3,019)	(1,379)
Other permanent differences	(87)	2,158	(600)
Withholding taxes	(500)	(1,187)	(303)
Change in enacted rates	(189)	(62)	24
Foreign tax rate differences, foreign exchange and other adjustments	552	382	(710)
Non-taxable income from equity investment	3,974	3,308	1,888
Change in valuation allowance	(13,391)	(27,577)	(11,023)
Total income tax recovery (expense)	$ 1,160	$ (1,738)	$ (421)

Income taxes: (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Deferred income tax assets:
Net operating loss carry forwards	$ 51,240	$ 76,496
Intangible assets	873	1,557
Property, plant and equipment	3,109	5,703
Financing and share issuance costs	5,212	3,248
Warranty liability	1,073	2,013
Deferred revenue	861	1,601
Inventory	1,972	2,300
Unrealized foreign exchange	1,324	595
Research and development	2,086	2,132
Other	1,782	3,917
Total gross deferred income tax assets	69,532	99,562
Valuation allowance	(61,456)	(89,033)
Total deferred income tax assets	8,076	10,529
Deferred income tax liabilities:
Intangible assets	6,696	8,784
Property, plant and equipment	3,878	3,297
Other		575
Total deferred income tax liabilities	10,574	12,656
Total deferred income tax liabilities	(2,498)	(2,127)
Allocated as follows:
Current deferred income tax assets	15	7,183
Current deferred income tax liabilities		(65)
Long-term deferred income tax assets	933
Long-term deferred income tax liabilities	(3,446)	(9,245)
Total deferred income tax liabilities	(2,498)	(2,127)
Changes in the deferred income tax asset valuation allowance
Beginning balance	48,065	61,456
Additions	13,391	27,639
Reductions		(62)
Ending valuation allowance	$ 61,456	$ 89,033

Income taxes: (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Income tax recovery (expense)
Net income (loss) before income taxes	$ (46,954)	$ (97,036)	$ (41,721)
Income tax recovery (expense)
Current	(1,028)	(2,147)	68
Deferred	2,188	409	(489)
Total income tax recovery (expense)	1,160	(1,738)	(421)
Canada
Income tax recovery (expense)
Net income (loss) before income taxes	(45,899)	(93,688)	(39,219)
Income tax recovery (expense)
Current	(500)	(1,339)	(304)
Deferred		(53)	(32)
Total income tax recovery (expense)	(500)	(1,392)	(336)
United States
Income tax recovery (expense)
Net income (loss) before income taxes	(1,862)	(1,589)	(2,121)
Income tax recovery (expense)
Current	(95)	62
Total income tax recovery (expense)	(95)	62
Italy
Income tax recovery (expense)
Net income (loss) before income taxes	(1,342)	(318)	1,015
Income tax recovery (expense)
Current	(388)	(775)	372
Deferred	2,205	(25)	(457)
Total income tax recovery (expense)	1,817	(800)	(85)
Other
Income tax recovery (expense)
Net income (loss) before income taxes	2,149	(1,441)	(1,396)
Income tax recovery (expense)
Current	(45)	(95)
Deferred	(17)	487
Total income tax recovery (expense)	$ (62)	$ 392

Income taxes: (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Carry forward losses available to offset future taxable income
Total	$ 304,262
Expiring in 2013
Carry forward losses available to offset future taxable income
Total	2,780
Expiring in 2014
Carry forward losses available to offset future taxable income
Total	3,043
Expiring in 2015
Carry forward losses available to offset future taxable income
Total	215
Expiring in 2016
Carry forward losses available to offset future taxable income
Total	303
Expiring in 2017
Carry forward losses available to offset future taxable income
Total	1,821
Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	296,100
Canada
Carry forward losses available to offset future taxable income
Total	288,862
Canada | Expiring in 2013
Carry forward losses available to offset future taxable income
Total	2,717
Canada | Expiring in 2014
Carry forward losses available to offset future taxable income
Total	2,521
Canada | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	283,624
Italy
Carry forward losses available to offset future taxable income
Total	4,247
Italy | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	4,247
United States
Carry forward losses available to offset future taxable income
Total	3,433
United States | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	3,433
Sweden
Carry forward losses available to offset future taxable income
Total	4,752
Sweden | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	4,752
Other
Carry forward losses available to offset future taxable income
Total	2,968
Other | Expiring in 2013
Carry forward losses available to offset future taxable income
Total	63
Other | Expiring in 2014
Carry forward losses available to offset future taxable income
Total	522
Other | Expiring in 2015
Carry forward losses available to offset future taxable income
Total	215
Other | Expiring in 2016
Carry forward losses available to offset future taxable income
Total	303
Other | Expiring in 2017
Carry forward losses available to offset future taxable income
Total	1,821
Other | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	$ 44

Related party transactions: (Details) (CWI, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Related party transactions
Expenses incurred in transactions with related party	$ 3,084	$ 4,060	$ 4,979
Net amounts due	416	2,127
Trade accounts receivable	416	829
Expenses reimbursed by related party	2,668	3,647	4,979
Variable base rate			Bank of Canada prime corporate paper one-month rate
Loan payable	19,409
Research and development
Related party transactions
Expenses incurred in transactions with related party	148	223	314
General and administrative
Related party transactions
Expenses incurred in transactions with related party	338	1,007	1,164
Sales and marketing
Related party transactions
Expenses incurred in transactions with related party	2,598	2,830	3,501
Interest
Related party transactions
Expenses incurred in transactions with related party	$ 116	$ 114	$ 19

Service and other revenue: (Details ) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Service and other revenue
One-time license revenue for transfer of proprietary know-how	$ 7,923
Other fee payments	1,414
Service revenue under existing development agreements	13,907
Service revenue recognized on achievement of certain milestones	$ 13,907

Commitments and contingencies: (Details) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Minimum annual payments under operating lease arrangements
2013		$ 4,785
2014		4,264
2015		3,700
2016		3,372
2017		2,118
Thereafter		1,119
Total		19,358
Operating lease expense	2,070	4,492	1,599
Amount of guarantees provided by Emer	$ 771	$ 489		€ 371	€ 594

Segmented information: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 item	Mar. 31, 2011
Segmented information:
Number of reportable operating segments		6
Segmented information
Number of new reportable operating segments		3
Less: equity investee revenues	$ 223,761	$ 470,101	$ 164,414
Total consolidated revenues	87,696	155,626	36,775
Depreciation and amortization:	(6,200)	(11,395)	(3,375)
Net consolidated operating loss before foreign exchange loss (gain), bank changes, interest and other:	(60,211)	(106,376)	(44,228)
Foreign exchange loss (gain), bank charges, interest and other	904	1,922	2,693
Loss before undernoted	(61,115)	(108,298)	(46,921)
Income from investment accounted for by the equity method	16,498	16,190	7,585
Loss before income taxes	(46,954)	(97,036)	(41,721)
Goodwill	55,814	56,879	8,202
Long-term investments	26,307	19,118
Toal assets before equity investees total assets	453,403	646,651
Less: equity investees total assets	114,347	156,574
Total assets	321,056	490,077
Reportable segment
Segmented information
Total segment revenues	311,457	625,727	201,189
Net segment operating income (loss)	(6,300)	(49,848)	(12,081)
Less: equity investees operating income	47,711	45,133	28,772
Net consolidated operating income (loss) excluding depreciation and amortization:	(54,011)	(94,981)	(40,853)
Depreciation and amortization:	(6,200)	(11,395)	(3,375)
Loss before undernoted	(61,115)	(108,298)	(46,921)
Interest on long-term debt and other income (expense), net	(2,337)	(4,928)	(2,385)
Income from investment accounted for by the equity method	16,498	16,190	7,585
Loss before income taxes	(46,954)	(97,036)	(41,721)
Total additions to long-lived assets excluding business combinations:	13,392	31,566	3,613
Applied Technologies
Segmented information
Total segment revenues	55,064	91,675	22,053
Net segment operating income (loss)	1,051	10,868	(5,170)
Depreciation and amortization:	(5,048)	(7,905)	(1,305)
Goodwill		51,711
Toal assets before equity investees total assets	165,192	161,206
On-Road Systems
Segmented information
Total segment revenues	22,451	40,706	6,594
Net segment operating income (loss)	(32,625)	(43,503)	(19,985)
Goodwill		5,168
Long-term investments	637	574
Toal assets before equity investees total assets	49,347	85,401
New Markets and Off-Road Systems
Segmented information
Net segment operating income (loss)	(2,670)	(12,324)
CWI
Segmented information
Total segment revenues	138,844	198,015	111,287
Net segment operating income (loss)	42,832	35,368	25,399
Income from investment accounted for by the equity method	12,958	13,232	7,785
Toal assets before equity investees total assets	72,436	69,577
WWI
Segmented information
Total segment revenues	84,917	272,086	53,127
Net segment operating income (loss)	4,879	9,765	3,373
Toal assets before equity investees total assets	41,911	86,997
Coporate and Technology Investments
Segmented information
Total segment revenues	10,181	23,245	8,128
Net segment operating income (loss)	(19,767)	(50,022)	(15,698)
Long-term investments	25,670	18,544
On-Road Systems and Corporate
Segmented information
Depreciation and amortization:	(1,152)	(3,490)	(2,070)
Corporate and unallocated assets
Segmented information
Toal assets before equity investees total assets	$ 106,517	$ 243,470

Segmented information: (Details 2) (Revenue from sales, Geographic concentration)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Americas (including the United States)
Segmented information
Percentage of concentration risk	28.00%	38.00%	11.00%
Asia (including China)
Segmented information
Percentage of concentration risk	15.00%	9.00%	12.00%
Other (including Italy)
Segmented information
Percentage of concentration risk	57.00%	53.00%	77.00%

Segmented information: (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	$ 156,114	$ 131,704
Less: equity investees long-lived assets	5,826	3,900
Total consolidated long-lived assets	150,288	127,804
Italy
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	90,474	94,889
Canada
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	40,799	27,006
United States
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	12,463	1,312
Sweden
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	5,253	5,378
China
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	6,524	3,087
Australia
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	$ 601	$ 32

Financial instruments: (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Accounts payable and accrued liabilities USD ($)	Dec. 31, 2012 Unsecured subordinated debentures USD ($)	Dec. 31, 2012 Long-term payable USD ($)	Dec. 31, 2012 Senior financing USD ($)	Dec. 31, 2012 Senior revolving financing USD ($)	Dec. 31, 2012 Other bank financing USD ($)	Dec. 31, 2012 Other long-term debt USD ($)	Dec. 31, 2012 Operating lease commitments USD ($)	Dec. 31, 2012 Royalty payments USD ($)	Dec. 31, 2012 Royalty payments Minimum CAD	Dec. 31, 2012 Royalty payments Minimum USD ($)	Dec. 31, 2012 Royalty payments Maximum USD ($)	Dec. 31, 2012 Royalty payments Maximum CAD
Financial instruments:
Cash, cash equivalents, and short-term investments	$ 215,860
Contractual maturities of financial obligations
Carrying amount	129,605	48,509	36,185	9,386	18,812	13,185	1,171	1,533
Contractual cash flows	176,857	48,509	40,929	10,021	19,240	13,185	1,176	1,533	19,358	22,906
Contractual cash flows in less than one year	85,105	48,509	2,302	10,021	3,718	13,185	392	836	4,785	1,357
Contractual cash flows in second and third year	77,652		38,627		8,551		300	661	7,964	21,549
Contractual cash flows in fourth and fifth year	12,839				6,971		342	36	5,490
Contractual cash flows after fifth year	1,261						142		1,119
Interest rate (as a percent)			9.00%	3.72%
Effective interest rate at period end (as a percent)					2.00%	2.30%
Annual royalty payable											1,350	1,357
Annual royalty payable as a percentage of gross annual revenue											0.33%
Gross revenue for payment of royalty											13,500
Annual royalty payable													$ 28,333	28,189

Financial instruments: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Accounts receivable Accounts receivable balance Customer receivables	Dec. 31, 2012 Accounts receivable Accounts receivable balance Customer receivables	Dec. 31, 2011 Accounts receivable Accounts receivable balance Government grants receivable	Dec. 31, 2012 Accounts receivable Accounts receivable balance Government grants receivable	Dec. 31, 2012 Accounts receivable Accounts receivable balance Due from partners and indirect and value added taxes receivable	Dec. 31, 2010 Accounts receivable Accounts receivable balance Due from partners and indirect and value added taxes receivable
Credit risk:
Accounts receivable by type of receivable (as a percent)				83.00%	83.00%	1.00%	1.00%	16.00%	16.00%
Payment period		30 days	90 days
Maximum credit exposure	$ 260,049

Financial instruments: (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2012 U.S. dollars USD ($)	Dec. 31, 2012 Euros EUR (€)
Foreign currency risk
Cash and cash equivalents	$ 188,958		$ 63,285	$ 131,533	$ 54,020	$ 169,369	€ 387
Short-term investments	26,902		4,274			24,442
Accounts receivable	44,189		50,922			7,864
Accounts payable	48,509		49,251			3,673
Current portion of long-term debt	52,156		65,577				7,459
Effect of change in foreign currency exchange rate by 25 basis points on US dollar denominated financial instruments	495
Effect of change in foreign currency exchange rate by 25 basis points on Euro denominated financial instruments		18
Financial instruments subject to exposure to interest rate risk:
Effect of change in interest rate by 50 basis points on net income (loss)	$ 57

Financial instruments: (Details 4) (Long-term payable) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 OMVL EUR (€)	Jul. 02, 2010 OMVL USD ($)	Jul. 02, 2010 OMVL EUR (€)
Long-term debt
Portion of the purchase price payable on the third anniversary		€ 7,600	$ 10,021	€ 7,600
Effective interest rate (as a percent)		3.65%
Excess of fair value over carrying value	$ 70
Market interest rate (as a percent)	2.35%